UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	(formerly FROST CORE GROWTH EQUITY FUND)
OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 92.2%
Consumer Discretionary — 12.6%
Amazon.com*	34,401	$7,344,958
BorgWarner* (A)	48,155	3,683,376
DIRECTV, Cl A* (A)	91,450	4,157,317
O’Reilly Automotive*	75,525	5,743,676
priceline.com*	7,395	3,754,589
Starbucks	119,900	5,076,566
Starwood Hotels & Resorts Worldwide (A)	99,360	4,978,930
Ulta Salon Cosmetics & Fragrance*	78,270	5,266,788

		40,006,200

Consumer Staples — 9.9%
Coca-Cola	107,569	7,349,114
Costco Wholesale	78,972	6,574,419
Green Mountain Coffee Roasters* (A)	37,091	2,411,657
Mead Johnson Nutrition, Cl A	43,170	3,101,764
PepsiCo	70,344	4,428,155
Philip Morris International	109,507	7,651,254

		31,516,363

Energy — 9.9%
Anadarko Petroleum	87,640	6,879,740
EOG Resources	40,628	3,633,362
Exxon Mobil	79,415	6,201,517
Halliburton	64,360	2,404,490
Peabody Energy	49,270	2,136,840
Schlumberger	95,513	7,017,340
Suncor Energy	97,380	3,107,396

		31,380,685

Financials — 3.6%
BlackRock, Cl A	18,361	2,897,182
Invesco (A)	125,189	2,512,543
JPMorgan Chase	65,932	2,291,797
MetLife	103,799	3,649,573

		11,351,095

Health Care — 5.8%
Allergan	63,618	5,351,546
Celgene*	108,582	7,039,371
CR Bard (A)	32,920	2,829,474
Salix Pharmaceuticals*	94,720	3,244,634

		18,465,025

Industrials — 13.1%
Cummins	67,443	6,705,858
Deere (A)	60,865	4,619,654
Emerson Electric	60,920	2,931,470
FedEx	51,318	4,199,352
Lincoln Electric Holdings	137,805	5,016,102
PACCAR	75,285	3,255,323
Rockwell Automation	101,850	6,890,153
Union Pacific	80,771	8,042,368

		41,660,280

Information Technology — 31.8%
Apple*	51,505	20,848,194
Baidu ADR*	26,295	3,686,033
Cognizant Technology Solutions, Cl A*	99,701	7,253,248
EMC* (A)	262,255	6,427,870
F5 Networks*	30,030	3,121,618
Fortinet*	224,360	5,173,742
Google, Cl A*	14,230	8,433,267
International Business Machines	29,720	5,487,204

Description	Shares/Face Amount	Value
Juniper Networks*	148,530	$3,634,529
Lam Research*	86,360	3,712,616
Mastercard, Cl A	11,643	4,042,915
NetApp* (A)	160,675	6,581,248
Oracle	198,470	6,503,862
QUALCOMM	174,890	9,024,324
Visa, Cl A (A)	41,715	3,890,341
VMware, Cl A*	34,875	3,409,031

		101,230,042

Materials — 5.5%
Albemarle	66,035	3,519,005
BHP Billiton ADR (A)	36,058	2,815,408
Kinross Gold	175,820	2,523,017
Potash Corp. of Saskatchewan	110,836	5,245,868
Praxair	32,104	3,264,014

		17,367,312

Total Common Stock (Cost $226,133,050)		292,977,002

CASH EQUIVALENTS** — 8.3%
AIM STIT-Government & Agency Portfolio, 0.020%	25,736,799	25,736,799
FFI Select Institutional Fund, 0.157% (B)	161,232	161,232
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	330,800	330,800
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	161,232	161,232

Total Cash Equivalents (Cost $26,390,063)		26,390,063

REPURCHASE AGREEMENTS (B)(C) — 9.2%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $9,835,191 (collateralized by various corporate obligations, ranging in par value $312,245-$886,775, 1.893%-6.550%, 01/15/12-12/01/33; with total market value $10,326,899)	$9,835,142	9,835,142
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $9,835,205 (collateralized by various corporate obligations, ranging in par value $1,612-$3,586,119, 0.550%-7.875%, 01/17/12-09/15/37; with total market value $10,327,241)	9,835,142	9,835,142

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	(formerly FROST CORE GROWTH EQUITY FUND)
OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $9,673,945 (collateralized by various corporate obligations, ranging in par value $21,575-$7,394,954, 2.750%-5.125%, 11/26/12-01/15/21; with total market value $10,157,606)	$9,673,911	$9,673,911

Total Repurchase Agreements (Cost $29,344,195)		29,344,195

Total Investments — 109.7% (Cost $281,867,308)†		$348,711,260

Percentages are based on Net Assets of $317,770,646.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $29,205,180.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $29,997,459.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

Cl — Class

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $281,867,308, and the unrealized appreciation and depreciation were $75,511,806 and $(8,667,854), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$292,977,002	$—	$—	$292,977,002
Cash Equivalents	26,390,063	—	—	26,390,063
Repurchase Agreements	—	29,344,195	—	29,344,195

Total Investments in Securities	$319,367,065	$29,344,195	$—	$348,711,260

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
COMMON STOCK — 91.7%
Consumer Discretionary — 11.4%
McDonald’s	126,787	$11,772,173
Nordstrom (A)	30,735	1,557,957
Staples	381,895	5,713,149
Time Warner Cable (A)	108,485	6,909,410
Yum! Brands	137,072	7,342,947

		33,295,636

Consumer Staples — 9.2%
Coca-Cola	93,078	6,359,089
Kellogg	132,569	7,186,565
Kraft Foods, Cl A	199,425	7,015,772
Philip Morris International	89,053	6,222,133

		26,783,559

Energy — 11.9%
Cenovus Energy	80,625	2,757,375
Chevron (A)	97,896	10,283,975
Ecopetrol ADR (A)	105,180	4,474,357
Exxon Mobil	36,823	2,875,508
Penn West Petroleum	135,365	2,425,741
Schlumberger	39,067	2,870,252
Seadrill*	185,025	6,129,878
Total ADR (A)	51,845	2,711,494

		34,528,580

Financials — 11.3%
American Express	62,400	3,158,688
Ameriprise Financial	130,375	6,085,905
BB&T(A)	230,194	5,372,728
East West Bancorp	151,550	2,950,679
HSBC Holdings ADR (A)	30,894	1,348,832
JPMorgan Chase	189,825	6,598,317
MetLife	43,315	1,522,955
PNC Financial Services Group	108,995	5,854,121

		32,892,225

Health Care — 12.5%
Cardinal Health	126,509	5,600,553
Humana	107,874	9,157,424
Medtronic	170,286	5,915,736
Merck	133,214	4,595,883
Novartis ADR	98,250	5,548,178
Teva Pharmaceutical Industries ADR	135,912	5,552,005

		36,369,779

Industrials — 6.9%
Emerson Electric	110,450	5,314,854
Honeywell International	119,067	6,239,111
Norfolk Southern	42,005	3,107,950
United Technologies	69,607	5,427,954

		20,089,869

Information Technology — 9.0%
Cisco Systems	241,962	4,483,556
Corning	400,173	5,718,472
Hewlett-Packard	164,455	4,376,147
International Business Machines	16,060	2,965,158
Maxim Integrated Products	55,325	1,447,302
SAP ADR (A)	27,196	1,641,551
Telefonaktiebolaget LM Ericsson ADR (A)	518,185	5,394,306

		26,026,492

Description	Shares/Face Amount	Value
Materials — 2.4%
Air Products & Chemicals	33,463	$2,882,503
BHP Billiton ADR (A)	18,157	1,417,698
Freeport-McMoRan Copper & Gold	68,438	2,755,314

		7,055,515

Telecommunication Services — 10.4%
AT&T	387,055	11,344,582
BCE	152,865	6,054,983
Rogers Communications, Cl B (A)	156,315	5,682,050
Vodafone Group ADR	253,516	7,057,885

		30,139,500

Utilities — 6.7%
American Water Works	357,560	10,916,307
Aqua America (A)	388,980	8,631,466

		19,547,773

Total Common Stock (Cost $252,837,219)		266,728,928

CASH EQUIVALENTS** — 10.0%
AIM STIT-Government & Agency Portfolio, 0.020%	28,371,348	28,371,348
FFI Select Institutional Fund, 0.157% (B)	152,031	152,031
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	311,923	311,923
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	152,031	152,031

Total Cash Equivalents (Cost $28,987,333)		28,987,333

REPURCHASE AGREEMENTS (B)(C) — 9.5%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $9,273,933 (collateralized by various corporate obligations, ranging in par value $294,426-$836,170, 1.893%-6.550%, 01/15/12-12/01/33; with total market value $9,737,582)	$9,273,887	9,273,887
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $9,273,946 (collateralized by various corporate obligations, ranging in par value $1,520-$3,381,472, 0.550%-7.875%, 01/17/12-09/15/37; with total market value $9,737,903)	9,273,887	9,273,887

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $9,121,889 (collateralized by various corporate obligations, ranging in par value $20,344-$6,972,951, 2.750%-5.125%, 11/26/12-01/15/21; with total market value $9,577,949)	$9,121,856	$9,121,856

Total Repurchase Agreements (Cost $27,669,630)		27,669,630

Total Investments — 111.2% (Cost $309,494,182)†		$323,385,891

Percentages are based on Net Assets of $290,859,695.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $27,609,584.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $28,285,615.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

Cl — Class

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $309,494,182, and the unrealized appreciation and depreciation were $22,851,002 and $(8,959,293), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$266,728,928	$—	$—	$266,728,928
Cash Equivalents	28,987,333	—	—	28,987,333
Repurchase Agreements	—	27,669,630	—	27,669,630

Total Investments in Securities	$295,716,261	$27,669,630	$—	$323,385,891

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 91.7%
Exchange Traded Fund — 59.0%
IQ Hedge Multi-Strategy Tracker ETF (A)	4,578	$126,444
iShares Barclays Aggregate Bond Fund	5,344	588,000
iShares Barclays Intermediate Credit Bond Fund	1,174	126,698
iShares iBoxx Investment Grade Corporate Bond Fund (A)	3,215	368,761
iShares Lehman Treasury Inflation- Protected Securities Fund	2,154	250,919
iShares MSCI EAFE Index Fund (A)	6,372	333,702
iShares MSCI Germany Index Fund	4,819	102,211
iShares MSCI South Korea Index Fund (A)	1,449	80,275
SPDR S&P 500 ETF Trust (A)	18,911	2,372,385
Vanguard Large Cap Fund	30,471	1,747,512
Vanguard Mega Cap 300 Fund	6,939	297,753
Vanguard Mid Cap Fund	3,190	234,880
Vanguard MSCI Emerging Markets ETF	8,260	342,707
Vanguard Small Cap Value Fund	2,832	180,115

		7,152,362

Open-End Fund — 29.4%
Cohen & Steers Institutional Global Realty Shares	6,034	116,628
Cohen & Steers Institutional Realty Shares	3,038	120,562
Frost Total Return Bond Fund, Institutional Shares**	74,072	775,536
Ivy High Income Fund	82,348	671,140
Mainstay Convertible Fund	16,867	255,698
PIMCO Total Return Fund	95,157	1,038,167
Templeton Global Bond Fund	44,424	587,733

		3,565,464

Closed-End Fund — 3.3%
Eaton Vance Senior Floating-Rate Fund	18,312	266,439
Macquarie Global Infrastructure Total Return Fund	8,517	141,723

		408,162

Total Registered Investment Companies (Cost $10,984,311)		11,125,988

COMMON STOCK — 1.0%
Materials — 1.0%
BHP Billiton ADR (A) (Cost $113,972)	1,494	116,651

CASH EQUIVALENTS* — 7.9%
AIM STIT-Government & Agency Portfolio, 0.020%	889,052	889,052
FFI Select Institutional Fund, 0.157% (B)	18,370	18,370
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	37,690	37,690
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	18,370	18,370

Total Cash Equivalents (Cost $963,482)		963,482

Description	Face Amount	Value
REPURCHASE AGREEMENTS (B)(C) — 27.6%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $1,120,578 (collateralized by various corporate obligations, ranging in par value $35,576-$101,035, 1.893%- 6.550%, 01/15/12-12/01/33; with total market value $1,176,601)	$1,120,573	$1,120,573
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $1,120,580 (collateralized by various corporate obligations, ranging in par value $184-$408,587, 0.550%- 7.875%, 01/17/12-09/15/37; with total market value $1,176,640)	1,120,573	1,120,573
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $1,102,207 (collateralized by various corporate obligations, ranging in par value $2,458-$842,548, 2.750%- 5.125%, 11/26/12-01/15/21; with total market value $1,157,313)	1,102,202	1,102,202

Total Repurchase Agreements (Cost $3,343,348)		3,343,348

Total Investments — 128.2% (Cost $15,405,113)†		$15,549,469

Percentages are based on Net Assets of $12,128,888.
*	Rate shown is the 7-day effective yield as of October 31, 2011.
**	Affiliated Investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which are distributed by an affiliate of the Fund’s distributor.
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $3,328,864.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $3,417,778.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $15,405,113, and the unrealized appreciation and depreciation were $505,772 and $(361,416), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$11,125,988	$—	$—	$11,125,988
Common Stock	116,651	—	—	116,651
Cash Equivalents	963,482	—	—	963,482
Repurchase Agreements	—	3,343,348	—	3,343,348

Total Investments in Securities	$12,206,121	$3,343,348	$—	$15,549,469

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 96.2%
Exchange Traded Fund — 80.5%
Consumer Discretionary Select Sector SPDR Fund	1,622	$63,355
Consumer Staples Select Sector SPDR Fund (A)	1,950	60,528
IQ Hedge Macro Tracker ETF (A)	15,104	411,886
IQ Hedge Multi-Strategy Tracker ETF	29,432	812,912
IQ Merger Arbitrage ETF	2,719	67,540
iShares Dow Jones Select Dividend Index Fund (B)	13,997	729,384
iShares iBoxx Investment Grade Corporate Bond Fund (B)	3,852	441,824
iShares MSCI EAFE Index Fund (B)	19,000	995,030
iShares MSCI Emerging Markets
Index Fund (B)	12,843	523,995
iShares MSCI Pacific ex-Japan Index Fund	16,551	706,397
iShares S&P 100 Index Fund (B)	5,964	336,668
iShares S&P Europe 350 Index Fund (B)	13,108	469,529
iShares S&P Global Energy Sector Index Fund	2,778	107,786
iShares S&P Global Timber & Forestry Index Fund	1,311	49,346
iShares S&P SmallCap 600 Index Fund (B)	5,820	391,511
Jefferies TR/J CRB Global Commodity Equity Index Fund (B)	10,036	457,240
Market Vectors Agribusiness ETF (B)	1,518	75,946
PowerShares Emerging Markets Sovereign Debt Portfolio (A)	7,400	202,982
PowerShares Global Listed Private Equity Portfolio	7,419	64,916
PowerShares S&P 500 High Beta Portfolio ETF	9,182	179,967
PowerShares S&P 500 Low Volatility Portfolio (A)	13,986	350,210
ProShares Credit Suisse 130/30 ETF (A)	6,972	402,619
ProShares Hedge Replication ETF	3,692	145,834
ProShares RAFI Long/Short ETF (A)	7,806	298,791
ProShares Short MSCI EAFE	1,353	68,015
ProShares Short S&P 500	5,539	228,262
ProShares Ultra S&P 500 (B)	14,300	661,661
Rydex S&P 500 Equal Weight ETF (A)(B)	5,800	271,498
SPDR Dow Jones REIT ETF (A)	1,542	99,752
SPDR S&P 500 ETF Trust (B)	9,500	1,191,775

		10,867,159

Open-End Fund — 15.3%
AQR Diversified Arbitrage Fund	77,477	868,519
ASG Global Alternatives Fund	96,115	1,004,401
Rydex Series - Long/Short Commodities Strategy Fund	7,732	197,237

		2,070,157

Closed-End Fund — 0.4%
Kayne Anderson MLP Investment Co.	1,621	46,166

Total Registered Investment Companies (Cost $13,547,344)		12,983,482

Description	Contracts	Value
PURCHASED OPTIONS* — 0.3%
iShares Dow Jones Select Dividend Put Option, Expires 12/17/11 Strike Price $43	119	$1,190
iShares Dow Jones Select Dividend Put Option, Expires 12/17/11 Strike Price $49	20	1,200
iShares Dow Jones Select Dividend Put Option, Expires 12/17/11 Strike Price $48	20	800
iShares MSCI Emerging Markets Put Option, Expires 11/19/11 Strike Price $34	128	1,664
iShares MSCI Put Option, Expires 11/19/11 Strike Price $35	165	1,650
iShares MSCI Put Option, Expires 11/19/11 Strike Price $43	160	2,400
iShares MSCI Put Option, Expires 11/19/11 Strike Price $51	30	3,240
iShares S&P 100 Put Option, Expires 11/19/11 Strike Price $50	50	750
iShares S&P Europe 350 Put Option, Expires 12/17/11 Strike Price $37	10	2,450
iShares S&P Europe 350 Put Option, Expires 12/17/11 Strike Price $34	44	5,500
iShares S&P Europe 350 Put Option, Expires 11/19/11 Strike Price $29	39	195
iShares S&P MidCap 400 Put Option, Expires 11/19/11 Strike Price $72	43	215
iShares S&P SmallCap 600 Put Option, Expires 11/19/11 Strike Price $64	21	1,785
iShares S&P SmallCap 600 Put Option, Expires 12/17/11 Strike Price $66	37	9,435
Jefferies TR/J CRB Global Commodity Equity Index Put Option, Expires 01/21/12 Strike Price $40	96	1,920
Market Vectors Agribusiness Put Option, Expires 11/19/11 Strike Price $43	15	285
Proshares Ultra S&P 500 Put Option, Expires 11/19/11 Strike Price $34	133	1,596
Proshares Ultra S&P 500 Put Option, Expires 11/19/11 Strike Price $47	10	2,260
Rydex S&P 500 Equal Weight Put Option, Expires 12/17/11 Strike Price $43	29	1,450

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Contracts/ Shares/ Face Amount	Value
SPDR S&P 500 ETF Trust Put Option, Expires 11/19/11 Strike Price $113	95	$4,940

Total Purchased Options (Cost $288,812)		44,925

CASH EQUIVALENTS** — 4.6%
AIM STIT - Liquid Assets Portfolio, 0.020%	585,980	585,980
FFI Select Institutional Fund, 0.157% (C)	8,653	8,653
Fidelity Institutional Prime Money Market Fund, 0.168% (C )	17,752	17,752
Invesco AIM Liquid Asset Money Fund, 0.127% (C)	8,652	8,652

Total Cash Equivalents (Cost $621,037)		621,037

REPURCHASE AGREEMENTS (C)(D) — 11.7%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $527,797 (collateralized by various corporate obligations, ranging in par value $16,756-$47,588, 1.893%-6.550%, 01/15/12-12/01/33; with total market value $554,185)	$527,795	527,795
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $527,798 (collateralized by various corporate obligations, ranging in par value $87-$192,446, 0.550%-7.875%, 01/17/12-09/15/37; with total market value $554,203)	527,795	527,795
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $519,144 (collateralized by various corporate obligations, ranging in par value $1,158-$396,844, 2.750%-5.125%, 11/26/12-01/15/21; with total market value $545,100)	519,142	519,142

Total Repurchase Agreements (Cost $1,574,732)		1,574,732

Total Investments — 112.8% (Cost $16,031,925)†		$15,224,176

WRITTEN OPTIONS* — (4.2)%
iShares Dow Jones Select Dividend Call Option, Expires 12/17/11 Strike Price $53	(30)	$(3,450)
iShares Dow Jones Select Dividend Call Option, Expires 12/17/11 Strike Price $52	(20)	(3,400)

Description	Contracts	Value
iShares Dow Jones Select Dividend Call Option, Expires 12/17/11 Strike Price $50	(89)	$(27,590)
iShares iBoxx Call Option, Expires 11/19/11, Strike Price $113	(30)	(4,950)
iShares MSCI Call Option, Expires 11/19/11 Strike Price $39	(140)	(64,400)
iShares MSCI Call Option, Expires 11/19/11 Strike Price $42	(25)	(5,000)
iShares MSCI Call Option, Expires 11/19/11 Strike Price $46	(47)	(32,195)
iShares MSCI Call Option, Expires 11/19/11 Strike Price $53	(30)	(4,200)
iShares MSCI Call Option, Expires 11/19/11 Strike Price $47	(113)	(66,670)
iShares MSCI Emerging Markets Call Option, Expires 11/19/11 Strike Price $40	(32)	(5,760)
iShares MSCI Emerging Markets Call Option, Expires 11/19/11 Strike Price $39	(64)	(16,320)
iShares MSCI Emerging Markets Call Option, Expires 11/19/11 Strike Price $38	(32)	(11,200)
iShares S&P 100 Call Option, Expires 11/19/11 Strike Price $56	(25)	(4,125)
iShares S&P 100 Call Option, Expires 11/19/11 Strike Price $54	(25)	(11,500)
iShares S&P Europe 350 Call Option, Expires 11/19/11 Strike Price $31	(121)	(91,960)
iShares S&P SmallCap 600 Call Option, Expires 12/17/11 Strike Price $71	(58)	(9,860)
Jefferies TR/J CRB Global Commodity Equity Index Call Option, Expires 01/21/12 Strike Price $50	(96)	(15,360)
Market Vectors Agribusiness Call Option, Expires 11/19/11 Strike Price $54	(15)	(150)
Proshares Ultra S&P 500 Call Option, Expires 11/19/11 Strike Price $44	(10)	(3,800)
Proshares Ultra S&P 500 Call Option, Expires 11/19/11 Strike Price $37	(98)	(103,880)
Proshares Ultra S&P 500 Call Option, Expires 11/19/11 Strike Price $36	(25)	(26,500)
Rydex S&P 500 Equal Weight Call Option, Expires 12/17/11 Strike Price $45	(25)	(9,000)

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Contracts	Value
Rydex S&P 500 Equal Weight Call Option, Expires 12/17/11 Strike Price $49	(4)	$(440)
SPDR S&P 500 ETF Trust Call Option, Expires 11/19/11 Strike Price $125	(23)	(7,061)
SPDR S&P 500 ETF Trust Call Option, Expires 11/19/11 Strike Price $123	(48)	(21,168)
SPDR S&P 500 ETF Trust Call Option, Expires 11/19/11 Strike Price $119	(24)	(18,672)

Total Written Options (Premiums Received $301,923)		$(568,611)

Percentages are based on Net Assets of $13,502,070.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $1,562,187.
(B)	Underlying security for a written/purchased call/put option.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $1,609,789.
(D)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $16,031,925, and the unrealized appreciation and depreciation were $103,861 and $(911,610), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$12,983,482	$—	$—	$12,983,482
Purchased Options	44,925	—	—	44,925
Cash Equivalents	621,037	—	—	621,037
Repurchase Agreements	—	1,574,732	—	1,574,732

Total Investments in Securities	$13,649,444	$1,574,732	$—	$15,224,176

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$(568,611)	$—	$—	$(568,611)

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
COMMON STOCK — 89.5%
Consumer Discretionary — 11.7%
Advance Auto Parts	62,800	$4,086,396
Best Buy (A)	94,100	2,468,243
Gannett	235,500	2,752,995
H&R Block (A)	140,000	2,140,600
Home Depot	100,700	3,605,060
Regis	31,900	521,884
Staples	289,400	4,329,424

		19,904,602

Consumer Staples — 7.2%
Archer-Daniels-Midland	169,800	4,914,012
Avon Products	133,400	2,438,552
Wal-Mart Stores	85,400	4,843,888

		12,196,452

Energy — 4.9%
BP ADR	98,000	4,329,640
ConocoPhillips	15,100	1,051,715
Valero Energy	117,700	2,895,420

		8,276,775

Financials — 17.7%
Allstate	181,400	4,778,076
Annaly Capital Management‡	248,300	4,183,855
Bank of America	193,830	1,323,859
Barclays ADR (A)	163,800	2,049,138
Fidelity National Financial, Cl A	282,171	4,356,720
Genworth Financial, Cl A*	33,400	213,092
Lincoln National	35,567	677,552
Marsh & McLennan	227,800	6,975,236
RenaissanceRe Holdings	34,600	2,356,952
XL Group, Cl A	151,250	3,288,175

		30,202,655

Health Care — 8.6%
Abbott Laboratories	43,900	2,364,893
Becton Dickinson	27,500	2,151,325
Johnson & Johnson	34,400	2,215,016
Novartis ADR (A)	42,200	2,383,034
Teva Pharmaceutical Industries ADR	137,700	5,625,045

		14,739,313

Industrials — 9.5%
Boeing	84,800	5,578,992
Dover	73,800	4,098,114
General Dynamics	13,500	866,565
Ingersoll-Rand	42,100	1,310,573
Raytheon	96,700	4,273,173

		16,127,417

Information Technology — 14.7%
Applied Materials	181,100	2,231,152
Black Box	99,456	2,783,773
Computer Sciences	58,500	1,840,410
Hewlett-Packard	171,500	4,563,615
International Business Machines	45,200	8,345,276
Pulse Electronics	377,200	1,331,516
Western Union	224,000	3,913,280

		25,009,022

Materials — 3.7%
Alcoa	87,900	945,804
Dow Chemical	126,300	3,521,244
PPG Industries	21,100	1,823,251

		6,290,299

Description	Shares/Face Amount	Value
Telecommunication Services — 11.5%
AT&T	306,092	$8,971,556
Nippon Telegraph & Telephone ADR	328,100	8,415,765
Verizon Communications (A)	61,300	2,266,874

		19,654,195

Total Common Stock (Cost $176,673,888)		152,400,730

CASH EQUIVALENTS** — 10.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000%	17,654,714	17,654,714
FFI Select Institutional Fund, 0.157% (B)	41,039	41,039
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	84,201	84,201
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	41,040	41,040

Total Cash Equivalents (Cost $17,820,994)		17,820,994

REPURCHASE AGREEMENTS (B)(C) — 4.4%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,503,432 (collateralized by various corporate obligations, ranging in par value $79,478-$225,718, 1.893%- 6.550%, 01/15/12-12/01/33; with total market value $2,628,591)	$2,503,420	2,503,420
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,503,436 (collateralized by various corporate obligations, ranging in par value $410-$912,804, 0.550%- 7.875%, 01/17/12-09/15/37; with total market value $2,628,677)	2,503,420	2,503,420
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,462,389 (collateralized by various corporate obligations, ranging in par value $5,492-$1,882,299, 2.750%-5.125%, 11/26/12-01/15/21; with total market value $2,585,499)	2,462,380	2,462,380

Total Repurchase Agreements (Cost $7,469,220)		7,469,220

Total Investments — 104.4% (Cost $201,964,102)†		$177,690,944

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
OCTOBER 31, 2011 (Unaudited)

Percentages are based on Net Assets of $170,282,272.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $7,386,303.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $7,635,500.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

Cl — Class

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $201,964,102, and the unrealized appreciation and depreciation were $20,061,836 and $(44,334,994), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$152,400,730	$—	$—	$152,400,730
Cash Equivalents	17,820,994	—	—	17,820,994
Repurchase Agreements	—	7,469,220	—	7,469,220

Total Investments in Securities	$170,221,724	$7,469,220	$—	$177,690,944

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST SMALL CAP EQUITY FUND OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
COMMON STOCK — 95.1%
Consumer Discretionary — 11.8%
Bally Technologies* (A)	54,000	$1,958,580
Carter’s* (A)	55,000	2,094,950
Dick’s Sporting Goods*	55,317	2,162,342
Francesca’s Holdings* (A)	80,724	2,072,185
Gordmans Stores* (A)	137,534	1,922,725
Hanesbrands*	73,000	1,925,010
Harman International Industries	46,000	1,985,360
Jack in the Box*	18,640	383,611
Lions Gate Entertainment* (A)	209,080	1,718,638
Morton’s Restaurant Group*	302,595	1,476,664
Penske Automotive Group (A)	100,000	2,039,000
Sotheby’s	56,403	1,986,514
Teavana Holdings* (A)	102,284	2,338,212

		24,063,791

Consumer Staples — 2.1%
Darling International*	152,000	2,131,040
Diamond Foods (A)	13,622	895,647
Inter Parfums	70,189	1,294,285

		4,320,972

Energy — 7.5%
Atwood Oceanics*	53,000	2,265,220
Carrizo Oil & Gas* (A)	47,636	1,295,699
Key Energy Services*	180,000	2,327,400
Lufkin Industries	39,000	2,304,510
Oil States International*	50,333	3,503,680
Superior Energy Services* (A)	62,000	1,743,440
Union Drilling*	233,675	1,750,226

		15,190,175

Financials — 17.1%
Alterra Capital Holdings (A)	93,000	2,016,240
American Equity Investment Life Holding (A)	190,000	2,059,600
Aspen Insurance Holdings	79,000	2,092,710
Calamos Asset Management, Cl A	141,348	1,765,436
Cathay General Bancorp (A)	148,000	2,070,520
Greenhill (A)	49,384	1,865,727
Hanover Insurance Group	52,000	1,984,320
Horace Mann Educators	139,608	1,877,728
Lazard, Cl A	54,836	1,499,216
National Financial Partners* (A)	149,278	2,040,630
Pebblebrook Hotel Trust ‡	67,923	1,292,575
Popular*	794,876	1,478,469
PrivateBancorp, Cl A	188,000	2,049,200
Raymond James Financial	37,315	1,133,257
Reinsurance Group of America, Cl A	39,000	2,036,970
Umpqua Holdings	183,000	2,095,350
West Coast Bancorp* (A)	108,466	1,619,397
WSFS Financial	89,009	3,538,108

		34,515,453

Health Care — 12.9%
Alere* (A)	76,000	1,980,560
Align Technology*	83,923	1,932,747
Catalyst Health Solutions*	28,334	1,557,520
Cepheid* (A)	23,949	859,290
Health Net*	76,000	2,112,040
Integra LifeSciences Holdings*	56,000	1,795,360
ISTA Pharmaceuticals*	483,414	2,001,334
LifePoint Hospitals* (A)	51,000	1,971,660
Magellan Health Services*	40,000	2,058,800

Description	Shares	Value
Par Pharmaceutical* (A)	70,000	$2,142,000
PSS World Medical* (A)	89,000	1,980,250
Questcor Pharmaceuticals* (A)	44,411	1,803,531
Salix Pharmaceuticals*	63,643	2,180,091
Viropharma*	82,869	1,677,268

		26,052,451

Industrials — 19.3%
AerCap Holdings*	176,000	2,087,360
Allegiant Travel, Cl A* (A)	25,626	1,331,527
AO Smith	44,455	1,651,948
Atlas Air Worldwide Holdings*	31,809	1,225,283
Box Ships	212,240	1,961,098
Celadon Group	134,649	1,482,485
Cenveo* (A)	866,693	3,250,099
Chicago Bridge & Iron, NY Shares	61,000	2,231,380
Crane	46,000	2,029,060
Curtiss-Wright (A)	69,000	2,261,820
GATX (A)	52,000	1,974,960
Harsco	87,000	2,005,350
Kirby*	34,000	2,092,360
Korn/Ferry International*	98,000	1,565,060
Lennox International	65,000	2,092,350
Meritor*	151,921	1,446,288
Regal-Beloit	34,730	1,845,205
Spirit Aerosystems Holdings, Cl A*	117,000	1,997,190
TransDigm Group*	10,151	953,382
Wabtec	31,000	2,082,580
Wesco Aircraft Holdings* (A)	131,312	1,482,512

		39,049,297

Information Technology — 20.0%
Advanced Energy Industries* (A)	213,546	1,994,520
Akamai Technologies*	135,622	3,653,657
CommVault Systems*	22,070	939,741
Compuware*	162,404	1,372,314
Diebold	65,000	2,098,200
Euronet Worldwide* (A)	70,500	1,365,585
Finisar* (A)	103,000	2,110,470
Hittite Microwave*	24,693	1,298,852
Integrated Silicon Solution*	245,321	2,259,406
Itron*	28,483	1,047,889
Jabil Circuit	100,000	2,056,000
Lattice Semiconductor*	262,000	1,658,460
Micrel	166,740	1,837,475
Microsemi*	107,000	1,975,220
NCR*	105,000	1,999,200
NICE Systems ADR*	40,932	1,463,728
Novellus Systems*	57,000	1,969,350
PMC - Sierra*	295,000	1,870,300
Riverbed Technology*	77,618	2,140,704
Sourcefire* (A)	64,817	1,785,708
Super Micro Computer* (A)	97,251	1,556,016
Teradyne*	149,000	2,133,680

		40,586,475

Materials — 4.4%
Airgas	25,448	1,754,639
Coeur d’Alene Mines* (A)	55,353	1,415,376
Compass Minerals International	26,999	2,053,814
Molycorp* (A)	39,381	1,507,111
Solutia*	131,000	2,128,750

		8,859,690

Total Common Stock (Cost $190,582,423)		192,638,304

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST SMALL CAP EQUITY FUND OCTOBER 31, 2011 (Unaudited)

Description	Shares/Face Amount	Value
CASH EQUIVALENTS** — 5.1%
AIM STIT-Government & Agency Portfolio, 0.020%	9,418,488	$9,418,488
FFI Select Institutional Fund, 0.157% (B)	205,583	205,583
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	421,797	421,797
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	205,583	205,583

Total Cash Equivalents (Cost $10,251,451)		10,251,451

REPURCHASE AGREEMENTS (B)(C) — 18.5%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $12,540,645 (collateralized by various corporate obligations, ranging in par value $398,137-$1,130,708, 1.893%-6.550%, 01/15/12-12/01/33; with total market value $13,167,611)	$12,540,582	12,540,582
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $12,540,662 (collateralized by various corporate obligations, ranging in par value $2,056-$4,572,584, 0.550%-7.875%, 01/17/12-09/15/37; with total market value $13,168,046)	12,540,582	12,540,582
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $12,335,043 (collateralized by various corporate obligations, ranging in par value $27,510-$9,429,150, 2.750%-5.125%, 11/26/12-01/15/21; with total market value $12,951,749)	12,334,999	12,334,999

Total Repurchase Agreements (Cost $37,416,163)		37,416,163

Total Investments — 118.7% (Cost $238,250,037)†		$240,305,918

Percentages are based on Net Assets of $202,424,062.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $36,894,170.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $38,249,126.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

Cl — Class

NY — New York

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $238,250,037, and the unrealized appreciation and depreciation were $15,776,068 and $(13,720,187), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$192,638,304	$—	$—	$192,638,304
Cash Equivalents	10,251,451	—	—	10,251,451
Repurchase Agreements	—	37,416,163	—	37,416,163

Total Investments in Securities	$202,889,755	$37,416,163	$—	$240,305,918

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST INTERNATIONAL EQUITY FUND OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
COMMON STOCK — 92.1%
Australia — 1.5%
BHP Billiton	109,628	$4,290,926

Brazil — 2.8%
BM&FBOVESPA	479,210	2,883,915
Embraer ADR	80,300	2,233,946
Natura Cosmeticos	148,800	2,904,049

		8,021,910

Canada — 5.2%
Canadian National Railway	63,700	4,990,164
Canadian Natural Resources	101,280	3,572,795
Cenovus Energy	80,910	2,771,413
Potash Corp. of Saskatchewan	72,467	3,429,863

		14,764,235

China — 5.2%
China Life Insurance, Cl H	873,900	2,259,466
China Merchants Bank, Cl H	1,743,080	3,519,700
CITIC Securities, Cl H*	120,700	240,514
Industrial & Commercial Bank of China, Cl H	5,058,400	3,158,907
Sinopharm Group, Cl H	973,300	2,649,352
Tencent Holdings	124,300	2,874,869

		14,702,808

Denmark — 2.2%
Novo Nordisk, Cl B	60,060	6,379,560

France — 6.5%
Air Liquide	44,346	5,727,106
LVMH Moet Hennessy Louis Vuitton	43,865	7,271,976
Publicis Groupe	82,644	3,987,716
Vallourec	24,900	1,510,179

		18,496,977

Germany — 10.4%
Adidas	90,125	6,348,619
Allianz	36,700	4,084,225
Fresenius Medical Care & KGaA	76,500	5,573,933
SAP	124,738	7,544,320
Siemens	57,000	5,976,114

		29,527,211

Hong Kong — 3.6%
CNOOC	2,795,175	5,284,091
Hong Kong Exchanges and Clearing	297,900	5,050,165

		10,334,256

Ireland — 1.0%
Covidien	60,100	2,827,104

Israel — 3.1%
Check Point Software Technologies*	56,500	3,256,095
Teva Pharmaceutical Industries ADR	135,164	5,521,449

		8,777,544

Japan — 10.7%
Canon	92,936	4,221,250
Dai-ichi Life Insurance	1,985	2,261,682
FANUC	20,355	3,292,890
KDDI	609	4,463,426

Description	Shares	Value
Komatsu	252,680	$6,250,664
Mitsubishi UFJ Financial Group	1,070,700	4,655,577
Toyota Motor	156,755	5,207,052

		30,352,541

Mexico — 1.4%
Wal-Mart de Mexico, Ser V	1,514,780	3,912,044

Netherlands — 3.5%
ING Groep*	225,100	1,941,012
Schlumberger	82,250	6,042,907
Yandex, Cl A* (A)	70,400	1,937,408

		9,921,327

South Korea — 2.2%
Hyundai Motor	30,628	6,147,877

Spain — 1.7%
Telefonica	223,851	4,758,249

Sweden — 1.7%
Hennes & Mauritz, B Shares	143,784	4,758,542

Switzerland — 7.5%
Credit Suisse Group	150,800	4,352,203
Julius Baer Group	66,405	2,496,864
Nestle	114,800	6,644,309
Novartis	106,587	6,008,715
Swatch Group	4,200	1,769,353

		21,271,444

Taiwan — 1.5%
HTC	195,653	4,398,782

Turkey — 0.8%
Turkiye Garanti Bankasi	690,400	2,424,510

United Kingdom — 19.6%
ARM Holdings	305,494	2,866,965
BG Group	282,417	6,125,108
British American Tobacco	146,337	6,710,885
Carnival	137,038	5,015,110
Kingfisher	1,127,876	4,673,792
Pearson	170,654	3,135,659
Reckitt Benckiser Group	115,756	5,942,862
Rolls-Royce Holdings	178,760	2,012,592
SABMiller	98,023	3,570,702
Standard Chartered	267,819	6,250,574
Tesco	1,014,321	6,541,003
Vodafone Group	972,300	2,700,289

		55,545,541

Total Common Stock (Cost $234,135,515)		261,613,388

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST INTERNATIONAL EQUITY FUND OCTOBER 31, 2011 (Unaudited)

Description	Shares/Face Amount	Value
PREFERRED STOCK — 2.1%
Germany — 2.1%
Volkswagen (Cost $3,118,844)	33,914	$5,907,422

CASH EQUIVALENTS** — 5.4%
AIM STIT-Government & Agency Portfolio, 0.020%	15,343,513	15,343,513
FFI Select Institutional Fund, 0.157% (B)	10,758	10,758
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	22,074	22,074
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	10,759	10,759

Total Cash Equivalents (Cost $15,387,104)		15,387,104

REPURCHASE AGREEMENTS (B)(C) — 0.7%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $656,289 (collateralized by various corporate obligations, ranging in par value $20,836-$59,173, 1.893%- 6.550%, 01/15/12-12/01/33; with total market value $689,100)	$656,286	656,286
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $656,290 (collateralized by various corporate obligations, ranging in par value $108-$239,297, 0.550%- 7.875%, 01/17/12-09/15/37; with total market value $689,123)	656,286	656,286
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $645,529 (collateralized by various corporate obligations, ranging in par value $1,440-$493,455, 2.750%- 5.125%, 11/26/12-01/15/21; with total market value $677,803)	645,527	645,527

Total Repurchase Agreements (Cost $1,958,099)		1,958,099

Total Investments — 100.3% (Cost $254,599,562)†		$284,866,013

A summary of the outstanding forward foreign currency contracts held by the Fund at October 31, 2011 is as follows:

Counterparty	Settlement Date	Currency to Deliver	Currency to Receive	Unrealized Appreciation
State Street	11/09/11	EUR10,899,500	USD15,635,806	$552,268

Percentages are based on Net Assets of $283,953,612.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $1,958,523.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $2,001,690.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

Ser — Series

USD — U.S. Dollar

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $254,599,562, and the unrealized appreciation and depreciation were $47,139,279 and $(16,872,828), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stock	$42,611,622	$219,001,766	††	$—	$261,613,388
Preferred Stock	—	5,907,422	††	—	5,907,422
Cash Equivalents	15,387,104	—		—	15,387,104
Repurchase Agreements	—	1,958,099		—	1,958,099

Total Investments in Securities	$57,998,726	$226,867,287		$—	$284,866,013

Other Financial Instruments	Level 1	Level 2		Level 3	Total
Forwards	$—	$552,268		$—	$552,268

††	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

The primary reason for changes in the classification between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Aside from transfers between Level 1 and 2 for foreign equity securities, there were no other transfers between level 1 and level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION BOND FUND OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 30.9%
Agency Mortgage-Backed Obligations — 26.1%
FHLMC REMIC, Ser 2010-3747, Cl UF
0.720%, 10/15/40 (A)	$9,453,855	$9,456,184
FNMA REMIC, Ser 2011-84, Cl F
0.595%, 01/25/40 (A)	19,783,782	19,719,758
GNMA, Ser 2009-108, Cl WG
4.000%, 09/20/38	5,951,029	6,314,456
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	1,840,920	1,900,262
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	8,465,615	9,227,737
GNMA, Ser 2010-80, Cl F
0.645%, 04/20/40 (A)	2,613,749	2,613,742
GNMA, Ser 2011-125, Cl BG
2.250%, 12/20/30	4,967,864	5,054,318
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	9,326,411	9,650,894

		63,937,351

Non-Agency Mortgage-Backed Obligations — 4.8%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	3,000,000	3,172,653
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl A3
5.347%, 11/15/38	3,000,000	3,233,934
Morgan Stanley Capital I, Ser 2003-IQ4, Cl C
4.270%, 05/15/40	2,000,000	1,938,726
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.641%, 06/11/42 (A)	3,000,000	3,405,720

		11,751,033

Total Mortgage-Backed Securities (Cost $74,945,012)		75,688,384

CORPORATE OBLIGATIONS — 30.9%
Consumer Discretionary — 1.4%
Macy’s Retail Holdings
5.900%, 12/01/16	3,000,000	3,352,911

Consumer Staples — 2.9%
Clorox (B)
5.950%, 10/15/17	3,000,000	3,322,020
CVS Caremark (B)
4.875%, 09/15/14	1,000,000	1,107,216
Wal-Mart Stores
2.250%, 07/08/15	2,500,000	2,598,807

		7,028,043

Energy — 2.7%
BP AMI Leasing (C)
5.523%, 05/08/19	3,000,000	3,433,083
Noble Holding International
3.450%, 08/01/15	3,000,000	3,170,586

		6,603,669

Description	Face Amount	Value
Financials — 16.3%
Bank of America
4.875%, 09/15/12	$10,000,000	$10,058,560
Capital One Financial
7.375%, 05/23/14	3,000,000	3,357,681
Citigroup (A) (B)
0.458%, 03/07/14	10,000,000	9,409,470
Hartford Financial Services Group
4.000%, 03/30/15	5,000,000	5,009,335
Metropolitan Life Global Funding I (B) (C)
5.125%, 06/10/14	3,000,000	3,243,150
Morgan Stanley (A) (B)
2.016%, 01/24/14	5,000,000	4,771,015
ProLogis‡
5.750%, 04/01/16	2,000,000	2,135,174
UBS MTN
2.250%, 08/12/13	2,000,000	1,994,714

		39,979,099

Health Care — 4.1%
Express Scripts
6.250%, 06/15/14	3,000,000	3,317,961
McKesson
5.250%, 03/01/13	3,000,000	3,169,272
Wyeth (B)
5.500%, 02/15/16	3,000,000	3,485,124

		9,972,357

Industrials — 1.4%
Ingersoll-Rand Global Holding (B)
9.500%, 04/15/14	3,000,000	3,526,614

Information Technology — 2.1%
Applied Materials
2.650%, 06/15/16	3,000,000	3,090,906
Fiserv
3.125%, 10/01/15	2,000,000	2,038,032

		5,128,938

Total Corporate Obligations (Cost $74,095,063)		75,591,631

ASSET-BACKED SECURITIES — 25.8%
Automotive — 17.9%
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl D
4.980%, 01/08/18	4,000,000	4,124,307
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl C
2.760%, 05/09/16	4,000,000	3,993,812
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl D
4.000%, 05/08/17	2,000,000	1,996,551
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (C)	3,500,000	3,489,039
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl D
3.520%, 08/08/16	4,000,000	4,050,713
CPS Auto Trust, Ser 2010-A, Cl A
2.890%, 03/15/16 (C)	2,178,820	2,181,972

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
CPS Auto Trust, Ser 2011-A, Cl A
2.820%, 04/16/18 (C)	$2,274,248	$2,223,078
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (C)	1,930,952	1,930,348
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (C)	500,000	514,485
DT Auto Owner Trust, Ser 2011-2A, Cl D
4.360%, 12/15/16 (C)	3,500,000	3,517,443
Ford Credit Auto Owner Trust, Ser 2010-B, Cl C
2.770%, 05/15/16	500,000	516,263
Ford Credit Floorplan Master Owner Trust, Ser 2010-5, Cl B
1.820%, 09/15/15 (C)	1,683,000	1,677,477
Hertz Vehicle Financing, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (C)	500,000	505,381
Rental Car Finance, Ser 2011-1A, Cl B1
4.380%, 02/25/16 (C)	3,000,000	3,044,503
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl C
3.060%, 11/15/17	5,000,000	5,009,153
Santander Drive Auto Receivables Trust, Ser 2011-S1A, Cl C
1.890%, 05/15/17 (C)	1,665,003	1,655,816
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A2
0.670%, 12/20/13	250,000	250,160
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	3,000,000	3,037,153

		43,717,654

Credit Cards — 1.7%
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.793%, 01/15/17 (A)	2,500,000	2,517,303
World Financial Network Credit Card Master Trust II, Ser 2010-1A, Cl A
4.160%, 09/15/17 (C)	500,000	507,953
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	1,000,000	1,115,046

		4,140,302

Other Asset-Backed Securities — 6.2%
CLI Funding, Ser 2011-2A
4.940%, 10/15/26 (C)	1,500,000	1,499,400
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl B
1.890%, 12/15/15 (A) (C)	1,000,000	1,001,707
DSC Floorplan Master Owner Trust, Ser 2011-1, Cl A
3.910%, 03/15/16 (C)	3,500,000	3,558,222
Marriott Vacation Club Owner Trust, Ser 2009-2A, Cl A
4.809%, 07/20/31 (C)	1,660,369	1,701,816
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.231%, 09/20/19 (A) (C)	703,802	688,758

Description	Face Amount	Value
Sierra Receivables Funding, Ser 2010-1A, Cl A1
4.480%, 07/20/26 (C)	$1,960,080	$2,026,343
TAL Advantage, Ser 2011-2A, Cl A
4.310%, 05/20/26 (C)	2,875,000	2,917,475
Textainer\ Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (C)	1,933,333	1,899,500

		15,293,221

Total Asset-Backed Securities (Cost $62,586,963)		63,151,177

MUNICIPAL BONDS — 4.6%
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB (A) Callable 11/15/11 @ 100
1.020%, 10/15/12	2,000,000	1,996,980
New York State, Institute of Technology, Ser A, RB
4.799%, 03/01/14	3,400,000	3,529,404
North Carolina State, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/14	1,500,000	1,550,235
Oklahoma County, Finance Authority, Build America Bonds, RB
5.350%, 09/01/15	750,000	820,072
San Antonio, Convention Center Finance, Ser B, RB, AMBAC
4.800%, 07/15/13	1,215,000	1,249,713
Will County, Community Unit School District No. 365 Valley View, Ser B, GO
4.750%, 11/01/15	2,000,000	2,181,980

Total Municipal Bonds (Cost $10,844,709)		11,328,384

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FHLB
0.798%, 02/22/16 (A)	3,250,000	3,275,470
FNMA
2.200%, 12/28/16	3,000,000	3,025,896

Total U.S. Government Agency Obligations (Cost $6,250,000)		6,301,366

U.S. TREASURY OBLIGATIONS (B) — 2.5%
U.S. Treasury Notes
1.250%, 09/30/15	3,000,000	3,067,500
0.500%, 10/15/14	3,000,000	3,007,260

Total U.S. Treasury Obligations (Cost $6,080,781)		6,074,760

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION BOND FUND OCTOBER 31, 2011 (Unaudited)

Description	Shares/ Face Amount	Value
CASH EQUIVALENTS*— 1.7%
AIM STIT-Government & Agency Portfolio, 0.020%	3,654,625	$3,654,625
FFI Select Institutional Fund, 0.157% (D)	103,648	103,648
Fidelity Institutional Prime Money Market Fund, 0.168% (D)	212,654	212,654
Invesco AIM Liquid Asset Money Fund, 0.127% (D)	103,648	103,648

Total Cash Equivalents (Cost $4,074,575)		4,074,575

REPURCHASE AGREEMENTS (D)(E) — 7.7%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $6,322,538 (collateralized by various corporate obligations, ranging in par value $200,726-$570,062, 1.893%-6.550%, 01/15/12-12/01/33; with total market value $6,638,631)	$6,322,506	6,322,506
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $6,322,546 (collateralized by various corporate obligations, ranging in par value $1,036-$2,305,331, 0.550%-7.875%, 01/17/12-09/15/37; with total market value $6,638,851)	6,322,506	6,322,506
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $6,218,881 (collateralized by various corporate obligations, ranging in par value $13,869-$4,753,835, 2.750%-5.125%, 11/26/12-01/15/21; with total market value $6,529,801)	6,218,858	6,218,858

Total Repurchase Agreements (Cost $18,863,870)		18,863,870

Total Investments — 106.7% (Cost $257,740,974)†		$261,074,147

Percentages are based on Net Assets of $244,674,808.

*	Rate shown is the 7-day effective yield as of October 31, 2011.
‡	Real Estate Investment Trust
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2011.
(B)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $18,880,244.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $19,283,820.
(E)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

AESOP — Auto Employee Stock Ownership Plan

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $257,740,974, and the unrealized appreciation and depreciation were $4,657,967 and $(1,324,794), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$75,688,384	$—	$75,688,384
Corporate Obligations	—	75,591,631	—	75,591,631
Asset-Backed Securities	—	63,151,177	—	63,151,177
Municipal Bonds	—	11,328,384	—	11,328,384
U.S. Government Agency Obligations	—	6,301,366	—	6,301,366
U.S. Treasury Obligations	6,074,760	—	—	6,074,760
Cash Equivalents	4,074,575	—	—	4,074,575
Repurchase Agreements	—	18,863,870	—	18,863,870

Total Investments in Securities	$10,149,335	$250,924,812	$—	$261,074,147

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 37.5%
Agency Mortgage-Backed Obligations — 21.7%
FHLMC
6.000%, 05/01/26 to 11/01/47	$3,312,077	$3,615,600
5.500%, 12/01/37	1,655,393	1,806,222
5.000%, 04/01/21 to 04/01/24	5,562,283	6,010,514
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	10,653,333
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	7,119,026	7,199,693
FHLMC REMIC, Ser 2011-3898, Cl FC
0.753%, 11/15/36 (A)	9,583,210	9,601,465
FNMA
5.500%, 07/01/36 to 12/01/47	3,676,966	3,970,341
5.000%, 04/01/19 to 05/01/35	8,030,592	8,672,436
4.500%, 02/01/39 to 08/01/41	34,782,101	36,948,845
3.500%, 10/01/40 to 11/01/40	4,843,195	4,927,857
FNMA REMIC, Ser 2005-66, Cl FD
0.545%, 07/25/35 (A)	3,607,700	3,599,291
FNMA REMIC, Ser 2011-103, IO
3.500%, 10/25/26	24,364,533	2,815,468
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	15,226,442	2,354,759
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	19,527,928	3,061,178
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	20,403,433	3,305,890
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	22,008,429	3,772,463
FNMA STRIPS, Ser 2011-407, IO
4.000%, 03/25/41	27,693,608	4,424,739
GNMA
4.500%, 06/15/39	11,891,408	12,972,434
GNMA, Ser 2008-68, Cl DC
5.000%, 01/20/29	745,363	772,917
GNMA, Ser 2009-108, Cl WG
4.000%, 09/20/38	4,375,757	4,642,982
GNMA, Ser 2009-116, Cl VB
5.000%, 12/20/39	1,840,920	1,900,262

		137,028,689

Non-Agency Mortgage-Backed Obligations — 15.8%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	5,000,000	3,173,055
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl A3
5.369%, 10/10/45	2,500,000	2,640,890
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B
6.248%, 02/10/51 (A) (B)	500,000	338,206
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ
6.248%, 02/10/51 (A)	5,000,000	3,886,410
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl AJ
5.477%, 12/11/40 (A)	3,000,000	2,216,373
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	2,000,000	2,041,748

Description	Face Amount	Value
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM
5.243%, 12/11/38	$3,000,000	$2,890,023
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM
5.533%, 04/12/38 (A)	1,000,000	1,017,720
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AJ
5.897%, 06/11/50 (A)	3,000,000	1,740,000
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM
5.897%, 06/11/50 (A)	2,000,000	1,917,396
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
6.137%, 06/11/50 (A) (B)	1,000,000	45,553
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.495%, 02/25/37 (A)	1,000,000	32,155
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.731%, 03/15/49 (A)	1,500,000	1,080,000
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
5.731%, 03/15/49 (A)	1,200,000	631,391
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C
5.982%, 07/10/46 (A) (B)	1,750,000	1,615,840
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	865,000	861,821
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl AJ
5.190%, 08/15/38 (A)	2,000,000	1,886,762
Credit Suisse First Boston Mortgage Securities, Ser 2005-C6, Cl AJ
5.230%, 12/15/40 (A)	1,500,000	1,371,912
Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3
5.595%, 02/15/39 (A)	561,800	594,431
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.557%, 11/10/46 (A) (B)	1,000,000	902,808
Entertainment Properties Trust, Ser 2003-EPR, Cl B
5.734%, 02/15/18 (B)	3,700,000	3,798,367
GE Business Loan Trust, Ser 2007-1A, Cl A
0.413%, 04/16/35 (A) (B)	2,876,338	2,299,097
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J
5.772%, 03/10/39 (A) (B)	1,000,000	30,004
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E
5.044%, 01/15/42 (A)	3,000,000	2,491,713
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
6.257%, 02/15/51 (A) (B)	1,000,000	156,064
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	2,850,000	3,028,407

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ
5.205%, 04/15/30 (A)	$3,750,000	$3,680,269
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4
4.954%, 09/15/30	2,000,000	2,176,622
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (A)	1,100,000	879,025
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D
6.451%, 07/15/40 (A)	650,000	293,760
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl B
6.022%, 06/12/50 (A)	250,000	99,605
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl A4
6.022%, 06/12/50 (A)	1,000,000	1,086,413
Merrill Lynch Mortgage Trust, Ser C1, Cl AM
5.828%, 06/12/50 (A)	2,000,000	1,803,800
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.810%, 06/12/50 (A)	2,000,000	2,099,480
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A3
5.712%, 07/12/44	1,650,000	1,693,892
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3
5.862%, 10/15/42 (A)	340,913	351,715
Morgan Stanley Capital I, Ser 2006-IQ11, Cl AJ
5.902%, 10/15/42 (A)	3,000,000	2,548,431
Morgan Stanley Capital I, Ser 2006-T23, Cl A3
5.812%, 08/12/41 (A)	1,600,000	1,643,282
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM
6.080%, 06/11/49 (A)	10,000,000	9,023,010
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	5,000,000	3,450,000
Morgan Stanley Capital I, Ser 2007-T25, Cl B
5.614%, 11/12/49 (A) (B)	1,750,000	1,058,736
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.641%, 06/11/42 (A) (B)	500,000	372,697
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.795%, 06/11/42 (A)	3,000,000	2,130,000
Morgan Stanley Capital I, Ser 2008-T29, Cl A4
6.279%, 01/11/43	3,500,000	4,053,644
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.256%, 09/15/47 (A) (B)	2,000,000	1,664,888
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	200,000	205,330

Description	Face Amount	Value
Morgan Stanley Reremic Trust, Ser 2009-GG10, Cl A4A
5.984%, 08/12/45 (A) (B)	$5,000,000	$5,539,850
Morgan Stanley Reremic Trust, Ser 2011-KEYA, Cl 1B
7.000%, 12/19/40 (A) (B)	8,000,000	7,556,024
Velocity Commercial Capital Loan Trust, Ser 2011-1, Cl NOTE
4.245%, 08/25/40 (A) (B)	4,623,248	3,889,903
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J
6.024%, 12/15/43 (A) (B)	1,414,000	62,824
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-3, Cl A3
5.750%, 03/25/36	256,901	253,028

		100,304,374

Total Mortgage-Backed Securities (Cost $249,366,440)		237,333,063

CORPORATE OBLIGATIONS — 31.0%
Consumer Discretionary — 4.1%
AutoZone
7.125%, 08/01/18	2,000,000	2,402,098
Best Buy
6.750%, 07/15/13	3,000,000	3,194,610
Ford Motor Credit (C)
5.875%, 08/02/21	4,960,000	5,285,257
Lorillard Tobacco
8.125%, 06/23/19	5,000,000	6,025,620
O’Reilly Automotive
4.875%, 01/14/21	5,000,000	5,109,030
Wynn Las Vegas (C)
7.750%, 08/15/20	5,000,000	5,500,000
Yum! Brands
6.250%, 04/15/16	3,000,000	3,502,623

		31,019,238

Consumer Staples — 0.9%
Reynolds Group Issuer (B) (C)
8.750%, 10/15/16	2,500,000	2,628,125
Smithfield Foods (C)
7.750%, 07/01/17	3,000,000	3,240,000

		5,868,125

Energy — 2.6%
Anadarko Petroleum (C)
8.700%, 03/15/19	5,000,000	6,525,370
Nisource Finance (C)
10.750%, 03/15/16	3,000,000	3,898,890
Suncor Energy (C)
6.100%, 06/01/18	3,000,000	3,550,353
Transocean
5.250%, 03/15/13	2,315,000	2,407,507
Valero Energy
9.375%, 03/15/19	3,000,000	3,920,205

		20,302,325

Financials — 16.0%
Aflac (C)
8.500%, 05/15/19	5,000,000	6,267,605
Associates Corp. of North America
6.950%, 11/01/18	5,000,000	5,614,965

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Bank of America (D)
5.250%, 03/12/25	$5,000,000	$4,489,600
4.875%, 09/15/12	10,500,000	10,561,488
Barclays Bank MTN (A)
6.000%, 01/14/21	5,000,000	4,923,465
BioMed Realty‡
6.125%, 04/15/20	2,000,000	2,086,938
Capital One Bank USA (C)
8.800%, 07/15/19	5,000,000	5,939,060
CIT Group (B)
7.000%, 05/04/15	5,000,000	5,000,000
E*Trade Financial
7.875%, 12/01/15	3,000,000	3,048,750
Farmers Exchange Capital (B)
7.050%, 07/15/28	5,947,000	6,448,391
Goldman Sachs Group (C)
3.625%, 02/07/16	5,000,000	4,954,020
HSBC Finance (A)
0.756%, 06/01/16	3,000,000	2,598,978
Irish Life & Permanent (B)
3.600%, 01/14/13	5,000,000	4,357,805
JPMorgan Chase
6.300%, 04/23/19	3,000,000	3,399,393
Lloyds TSB Bank (C)
6.375%, 01/21/21	2,000,000	2,142,170
Morgan Stanley MTN (A) (C) (D)
5.000%, 06/11/13	5,000,000	4,790,000
2.786%, 05/14/13	5,000,000	4,944,235
PHH
9.250%, 03/01/16	3,000,000	3,090,000
Regions Financial (C)
5.750%, 06/15/15	5,000,000	4,812,500

		89,469,363

Industrials — 1.2%
Level 3 Financing
8.750%, 02/15/17	5,000,000	5,112,500
News America (C)
4.500%, 02/15/21	2,500,000	2,610,805

		7,723,305

Information Technology — 0.8%
Corning
6.625%, 05/15/19	4,000,000	4,858,336

Materials — 1.7%
Cliffs Natural Resources
5.900%, 03/15/20	5,000,000	5,355,435
MeadWestvaco
7.375%, 09/01/19	5,000,000	5,481,065

		10,836,500

Telecommunication Services — 2.9%
Crown Castle Towers (B) (C)
6.113%, 01/15/20	2,500,000	2,762,482
GTE
6.840%, 04/15/18	2,000,000	2,379,480
GTP Acquisition Partners I (B)
7.628%, 06/15/16	2,500,000	2,424,495
Qwest
7.500%, 06/15/23	3,000,000	2,988,750
WCP Wireless Site Funding (B)
6.829%, 11/15/15	10,000,000	10,408,019

		20,963,226

Description	Face Amount	Value
Utilities — 0.8%
Sabine Pass
7.250%, 11/30/13	$5,000,000	$5,000,000

Total Corporate Obligations (Cost $188,270,191)		196,040,418

ASSET-BACKED SECURITIES — 13.7%
Automotive — 7.5%
AmeriCredit Automobile Receivables Trust, Ser 2010 -2, Cl E
8.660%, 10/10/17 (B)	3,300,000	3,658,253
AmeriCredit Automobile Receivables Trust, Ser 2010 -4, Cl E
6.400%, 04/09/18 (B)	4,500,000	4,683,023
AmeriCredit Automobile Receivables Trust, Ser 2011 -1, Cl E
6.230%, 07/09/18	3,750,000	3,768,146
AmeriCredit Automobile Receivables Trust, Ser 2011 -4, Cl E
6.530%, 01/08/19 (B)	1,440,000	1,435,229
AmeriCredit Automobile Receivables Trust, Ser 2011 -5, Cl E
6.760%, 03/08/19	2,000,000	1,999,570
Avis Budget Rental Car Funding AESOP, Ser 2010 -5A, Cl C
5.940%, 03/20/17 (B)	3,000,000	3,083,184
Bush Truck Leasing, Ser 2011 -AA, Cl C
5.000%, 09/25/18 (B)	2,957,659	2,949,737
CarMax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	16,293	16,442
CPS Auto Trust, Ser 2007-B, Cl A4
5.600%, 01/15/14 (B)	27,886	28,127
CPS Auto Trust, Ser 2011-A, Cl D
10.000%, 04/16/18 (B)	950,000	926,781
DT Auto Owner Trust, Ser 2009-1, Cl C
10.750%, 10/15/15 (B)	1,307,069	1,363,022
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (B)	8,000,000	8,231,753
Harley-Davidson Motorcycle Trust, Ser 2007-1, Cl C
5.540%, 04/15/15	630,000	630,997
Navistar Financial Owner Trust, Ser 2010-A, Cl C
6.160%, 05/18/18 (B)	10,000,000	10,453,465
Santander Drive Auto Receivables Trust, Ser 2011 -1, Cl D
4.010%, 02/15/17	4,000,000	4,040,240

		47,267,969

Credit Cards — 1.1%
Charming Shoppes Master Trust, Ser 2007-1A, Cl A1
1.493%, 09/15/17 (A) (B)	2,500,000	2,504,742
World Financial Network Credit Card Master Trust II, Ser 2010-1, Cl C
7.000%, 09/15/17 (B)	3,850,000	4,009,540

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
World Financial Network Credit Card Master Trust, Ser 2006-A, Cl B
0.593%, 02/15/17 (A) (B)	$750,000	$733,649

		7,247,931

Other Asset-Backed Securities — 5.1%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	5,400,000	5,638,174
AH Mortgage Advance Trust, Ser SART-1, Cl C1
5.920%, 05/10/43 (B)	1,000,000	1,015,000
CIT Equipment Collateral, Ser 2010-VT1A, Cl D
7.330%, 09/15/17 (B)	2,200,000	2,301,848
Marriott Vacation Club Owner Trust, Ser 2006-1A, Cl C
6.125%, 04/20/28 (B)	71,328	72,714
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl D
6.010%, 10/20/28 (B)	52,088	52,497
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.231%, 09/20/19 (A) (B)	3,753,613	3,673,378
Sierra Receivables Funding, Ser 2010-2A, Cl B
5.310%, 11/20/25 (B)	1,915,514	1,935,740
Sierra Receivables Funding, Ser 2011-1A, Cl C
6.190%, 04/20/26 (B)	5,718,526	5,881,742
Sierra Receivables Funding, Ser 2011-2A, Cl C
8.350%, 05/20/28 (B)	4,367,344	4,365,916
Silverleaf Finance, Ser 2010-A, Cl C
10.000%, 07/15/22 (B)	1,973,284	1,798,652
Silverleaf Finance, Ser 2010-B, Cl B
8.475%, 05/16/22 (B)	2,296,774	2,294,423
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,175,825

		32,205,909

Total Asset-Backed Securities (Cost $84,479,993)		86,721,809

MUNICIPAL BONDS — 7.6%
California State, Build America Bonds, GO Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,379,860
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB
7.000%, 01/01/16	5,000,000	5,213,500
Detroit, Capital Improvement, Ser A-1, GO, AMBAC Callable 10/01/15 @ 100
5.150%, 04/01/25	5,000,000	3,480,200
Dublin, Unified School District, GO
4.761%, 05/01/16	1,500,000	1,573,980
Hidalgo County, Build America Bonds, GO, AGM Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	528,255

Description	Face Amount	Value
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	$3,000,000	$3,337,620
Jefferson County, Ser A, GO Callable 12/05/11 @ 100
7.700%, 05/15/16	1,075,000	1,077,483
Maricopa County, Unified School District No. 69, School Improvement Project, GO Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,098,130
North Texas, Tollway Authority, Build America Bonds, RB Callable 02/01/20 @ 100
8.910%, 02/01/30	3,000,000	3,344,820
Ohio State, Development Assistance, RB
5.311%, 04/01/19	5,000,000	5,516,200
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,331,800
San Antonio, Airport System, Ser B, RB, AGM
4.861%, 07/01/18	2,000,000	2,133,880
San Juan, Higher Education Finance Authority, RB Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,493,764
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB Callable 08/15/20 @ 100
8.750%, 08/15/27	1,750,000	1,861,335
Texas State, Public Finance Authority Charter School, RB
8.125%, 02/15/27	1,900,000	2,012,461
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,296,400

Total Municipal Bonds (Cost $44,909,359)		47,679,688

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,178,100	5,693,886
U.S. Treasury Notes
2.750%, 02/28/18 (C)	5,000,000	5,409,375
2.125%, 08/15/21	10,000,000	9,956,300

Total U.S. Treasury Obligations (Cost $19,951,603)		21,059,561

COLLATERALIZED LOAN OBLIGATIONS — 3.3%
OHA Intrepid Leveraged Loan Fund, Ser 2011-1A, Cl A
2.040%, 04/20/21 (A) (B)	10,000,000	9,962,500

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND OCTOBER 31, 2011 (Unaudited)

Description	Face Amount/ Shares	Value
Symphony CLO, Ser 2011-7A, Cl E
4.108%, 07/28/21 (A) (B)	$3,000,000	$2,145,000
Symphony CLO, Ser 2011-7A, Cl D
3.708%, 07/28/21 (A) (B)	5,000,000	4,100,000
Symphony CLO, Ser 2011-7A, Cl B
2.408%, 07/28/21 (A) (B)	5,000,000	4,712,500

Total Collateralized Loan Obligations (Cost $21,868,880)		20,920,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Farmer Mac
5.100%, 03/10/25	7,000,000	7,882,231
HUD
6.980%, 08/01/14	740,000	744,885
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,564,100

Total U.S. Government Agency Obligations (Cost $12,698,641)		14,191,216

CASH EQUIVALENTS* — 0.5%
AIM STIT-Government & Agency Portfolio, 0.020%	2,160,846	2,160,846
FFI Select Institutional Fund, 0.157% (E)	225,474	225,474
Fidelity Institutional Prime Money Market Fund, 0.162% (E)	462,606	462,606
Invesco AIM Liquid Asset Money Fund, 0.127% (E)	225,474	225,474

Total Cash Equivalents (Cost $3,074,400)		3,074,400

COMMERCIAL PAPER — 0.5%
Barton Capital
0.651%, 11/15/11(B)	250,000	249,988
BMW US Capital
0.320%, 11/21/11(B)	350,000	349,939
CAFCO
0.150%, 11/14/11(B)	250,000	249,989
Deutsche Telekom
0.441%, 11/07/11	250,000	249,987
General Electric Capital
0.070%, 11/28/11	250,000	249,981
Jupiter Securitization
0.140%, 11/09/11(B)	250,000	249,990
Liberty Street Funding
0.150%, 11/17/11(B)	250,000	249,978
Starbird Funding
0.650%, 11/25/11(B)	250,000	249,966

Description	Face Amount	Value
Starbird Funding
0.550%, 11/02/11 (B)	$250,000	$249,998
Transocean
0.830%, 11/08/11 (B)	250,000	249,963
VW Credit
0.350%, 11/14/11 (B)	250,000	249,972
Weatherford International
1.202%, 11/21/11 (B)	250,000	249,930
White Point Funding
0.310%, 11/04/11	250,000	249,996

Total Commercial Paper (Cost $3,349,448)		3,349,677

REPURCHASE AGREEMENTS (E)(F) — 6.5%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $13,753,969 (collateralized by various corporate obligations, ranging in par value $436,657-$1,240,106, 1.893%-6.550%, 01/15/12-12/01/33; with total market value $14,441,595)	13,753,900	13,753,900
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $13,753,988 (collateralized by various corporate obligations, ranging in par value $2,255-$5,014,988, 0.550%-7.875%, 01/17/12-09/15/37; with total market value $14,442,072)	13,753,900	13,753,900
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $13,528,475 (collateralized by various corporate obligations, ranging in par value $30,171-$10,341,433, 2.750%-5.125%, 11/26/12-01/15/21; with total market value $14,204,848)	13,528,426	13,528,426

Total Repurchase Agreements (Cost $41,036,226)		41,036,226

Total Investments — 106.2% (Cost $669,005,181)†		$671,406,058

Percentages are based on Net Assets of $632,305,979.

*	Rate shown is the 7-day effective yield as of October 31, 2011.
‡	Real Estate Investment Trust
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2011.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST TOTAL RETURN BOND FUND OCTOBER 31, 2011 (Unaudited)
(C)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $41,029,923.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on October 31, 2011. The coupon on a step bond changes on a specified date.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $41,949,780.
(F)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

AESOP—Auto Employee Stock Ownership Plan

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

Farmer Mac — Federal Agricultural Mortgage Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Department of Housing and Urban Development

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS	— Separately Traded Registered Interest and Principal Security

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $669,005,181, and the unrealized appreciation and depreciation were $25,458,165 and $(23,057,288), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$237,333,063	$—	$237,333,063
Corporate Obligations	—	196,040,418	—	196,040,418
Asset-Backed Securities	—	86,721,809	—	86,721,809
Municipal Bonds	—	47,679,688	—	47,679,688
U.S. Treasury Obligations	21,059,561	—	—	21,059,561
Collateralized Loan Obligations	—	20,920,000	—	20,920,000
U.S. Government Agency Obligations	—	14,191,216	—	14,191,216
Commercial Paper	—	3,349,677	—	3,349,677
Cash Equivalents	3,074,400	—	—	3,074,400
Repurchase Agreements	—	41,036,226	—	41,036,226

Total Investments in Securities	$24,133,961	$647,272,097	$—	$671,406,058

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II

SCHEDULE OF INVESTMENTS

Description	Face Amount	Value
MUNICIPAL BONDS — 98.2%
Alaska — 1.3%
Alaska State, Municipal Bond Bank Authority, Ser A, RB, AMBAC
4.000%, 02/01/12	$1,000,000	$1,009,280
Anchorage, Ser D, GO, NATL-RE Callable 06/01/15 @ 100
5.000%, 06/01/18	1,000,000	1,120,350

		2,129,630

California — 1.7%
California State, GO Callable 04/01/19 @ 100
6.000%, 04/01/35	1,000,000	1,106,200
San Francisco City & County, Unified School District, Proposition A-Election 2003, Ser C, GO, NATL-RE Callable 06/15/16 @ 100
4.000%, 06/15/18	1,500,000	1,624,740

		2,730,940

Colorado — 4.1%
Adams County, School District No. 14, GO, FSA Callable 12/01/16 @ 100
5.125%, 12/01/31	1,000,000	1,054,960
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,275,480
Denver, City & County Board of Water Commission, Ser A, RB, AGM Callable 06/01/13 @ 100
4.750%, 12/01/17	1,570,000	1,671,124
Highlands Ranch, Metropolitan District No. 2, GO, NATL-RE FGIC Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,058,890
Pueblo County, School District No. 60, GO
3.000%, 12/15/13	1,000,000	1,048,450

		7,108,904

District of Columbia — 1.1%
District of Columbia, Ser A, GO, AGM, FGIC Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,779,942

Florida — 4.3%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,033,820
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC Callable 01/01/20 @ 100
5.000%, 07/01/28	1,975,000	2,131,361
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/12	1,000,000	1,031,010

FROST MUNICIPAL BOND FUND

OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Orlando-Orange County, Expressway Authority, RB, AGM (A) Callable 12/01/11 @ 100
1.000%, 07/01/25	$2,000,000	$2,000,000

		7,196,191

Georgia — 1.2%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO Callable 12/01/15 @ 100
5.000%, 12/01/18	1,000,000	1,060,030
Georgia State, Ser D, GO Callable 12/01/13 @ 100
4.000%, 12/01/14	1,000,000	1,069,670

		2,129,700

Illinois — 1.2%
Chicago, O’Hare International Airport, Ser B, RB Callable 01/01/21 @ 100
5.500%, 01/01/31	1,000,000	1,074,340
Lake County, Community Unit School District No. 116-Round Lake, School Building Project, GO, XLCA Callable 01/15/15 @ 100
5.250%, 01/15/24	1,000,000	1,036,530

		2,110,870

Indiana — 1.5%
Fairfield, School Building, RB, NATL-RE FGIC Callable 01/15/14 @ 100
5.000%, 07/15/17	1,115,000	1,172,802
Franklin Township, School Building, RB, AMBAC Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,350,518

		2,523,320

Iowa — 1.5%
Cedar Rapids, Ser A, GO Callable 06/01/15 @ 100
4.000%, 06/01/19	1,200,000	1,271,784
Coralville, Urban Renewal Tax Increment, Ser C, TA Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,219,297

		2,491,081

Louisiana — 1.2%
Louisiana State, Ser A, GO, NATL-RE FGIC Callable 12/05/11 @ 100
4.625%, 05/15/13	1,000,000	1,003,260
St. Tammany, Parishwide School District No. 12, GO, NATL-RE Callable 03/01/15 @ 100
4.000%, 03/01/16	1,000,000	1,066,720

		2,069,980

Maryland — 1.2%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,050,750

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Maryland State, State Local Facilities, Ser A, GO Callable 03/01/17 @ 100
4.000%, 03/01/23	$1,000,000	$1,067,660

		2,118,410

Massachusetts — 1.3%
Boston, Ser A, GO, NATL-RE (B) Pre-Refunded @ 100
5.000%, 02/01/13	1,000,000	1,057,300
Massachusetts State, Consolidated Loan, Ser A, GO (B) Pre-Refunded @ 100
5.000%, 08/01/14	1,000,000	1,114,640

		2,171,940

Michigan — 2.5%
Howell, Public Schools, School Building & Site Project, GO Callable 11/01/13 @ 100
5.000%, 05/01/17	1,000,000	1,064,040
Michigan State, Building Authority, Revenue Refunding Facilities Program, Ser I, RB, AGM Callable 10/15/13 @ 100
5.250%, 10/15/15	2,000,000	2,173,900
Waterford, School District, GO, NATL-RE
4.000%, 05/01/12	1,000,000	1,015,010

		4,252,950

Mississippi — 0.7%
Mississippi State, Development Bank, Rankin County Public Improvement Project, RB, AMBAC
3.500%, 07/01/14	1,150,000	1,196,897

Nevada — 1.9%
Clark County, School District, Ser A, GO, AGM Callable 06/15/14 @ 100
4.000%, 06/15/17	1,000,000	1,045,770
Las Vegas, Sewer Authority, Ser A, GO, NATL-RE FGIC
4.000%, 04/01/12	1,310,000	1,327,764
Nevada State, Natural Resources Project, Ser B, GO (B) Pre-Refunded @ 100
5.000%, 03/01/12	900,000	914,148

		3,287,682

New Jersey — 1.0%
Atlantic County, State Aid County College, GO
3.375%, 01/15/15	565,000	601,623
Harrison, TRAN
4.250%, 12/01/11	1,000,000	1,001,070

		1,602,693

New Mexico — 0.2%
Bernalillo County, Ser A, GO Callable 08/01/17 @ 100
4.000%, 08/01/19	300,000	328,644

New York — 3.5%
New York City, Ser G, GO
5.000%, 08/01/13	1,000,000	1,077,690

Description	Face Amount	Value
New York City, Ser P, GO, NATL-RE Callable 08/01/15 @ 100
5.000%, 08/01/18	$1,000,000	$1,121,130
New York State, Dormitory Authority, State Education Project, Ser D, RB
4.000%, 03/15/16	1,000,000	1,106,170
New York State, Thruway Authority, Ser H, RB, NATL-RE
4.000%, 01/01/18	1,000,000	1,079,200
Suffolk County, Public Improvement Project, Ser B, GO, NATL-RE Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,518,622

		5,902,812

North Carolina — 0.6%
Mecklenburg County, Public Improvement Project, Ser A, GO (B) Pre-Refunded @ 100
4.000%, 02/01/13	1,000,000	1,045,540

Oklahoma — 0.7%
Central Oklahoma, Transportation & Parking Authority, Parking System Project, RB, AMBAC (B) Pre-Refunded @ 100
5.000%, 07/01/13	1,035,000	1,112,842

Oregon — 1.8%
Oregon Department of Transportation, Sub-Ser B-1, RB (A) Callable 11/03/11 @ 100
1.000%, 11/15/26	2,000,000	2,000,000
Oregon State, Board of Higher Education Project, Ser B, GO Callable 08/01/17 @ 100
4.500%, 08/01/32	1,000,000	1,030,040

		3,030,040

Tennessee — 1.3%
Montgomery County, GO, NATL-RE FGIC Callable 05/01/14 @ 102
4.750%, 05/01/16	2,000,000	2,224,920

Texas — 53.7%
Arlington Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	261,465
Austin, Hotel Occupancy Tax, RB, AGM Callable 11/15/13 @ 100
5.000%, 11/15/15	1,505,000	1,608,213
Austin, Independent School District, GO Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,085,110
Austin, Public Improvement Project, GO, NATL-RE FGIC (B) Pre-Refunded @ 100
4.250%, 09/01/13	1,000,000	1,070,040
Austin, Public Improvement Project, Ser 2005, GO, NATL-RE Callable 03/01/15 @ 100
5.000%, 09/01/16	500,000	559,705

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	$1,000,000	$1,188,130
Bastrop, Independent School District, School Building Project, GO, AGM Callable 02/15/19 @ 100
5.000%, 02/15/34	1,000,000	1,060,640
Bastrop, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100
5.250%, 02/15/32	500,000	538,595
Beaumont, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	530,905
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	385,000	411,973
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,080,840
College Station, GO Callable 02/15/18 @ 100
4.500%, 02/15/27	1,890,000	1,994,309
4.000%, 02/15/19	1,000,000	1,098,900
Crawford, Education Facilities, Ser A, RB (A)(C) Callable 11/10/11 @ 100
4.000%, 09/01/39	1,935,000	1,935,000
Dallas Area, Rapid Transit, RB, NATL-RE FGIC (B) Pre-Refunded @ 100
5.000%, 12/01/12	1,000,000	1,050,310
Dallas, GO Callable 02/15/18 @ 100
5.000%, 02/15/25	1,000,000	1,102,270
Denton, Independent School District, GO Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,079,440
Ector County, Hospital District, Ser A, RB
4.000%, 09/15/14	1,260,000	1,318,716
El Paso, GO Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,123,590
Elkhart, Independent School District, School Building Project, GO, AGM Callable 08/15/19 @ 100
4.625%, 08/15/30	665,000	711,344
Forney, Independent School District, School Building Project, GO, PSF-GTD Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,060,120
Fort Bend County, Municipal Utility District No. 25, GO, AGM Callable 10/01/16 @ 100
5.600%, 10/01/36	1,000,000	1,042,130
Franklin, Independent School District, GO, PSF-GTD
2.000%, 02/15/14	2,000,000	2,058,780

Description	Face Amount	Value
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 08/15/17 @ 100
5.000%, 08/15/27	$500,000	$547,980
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD Callable 02/15/17 @ 100
5.000%, 02/15/32	1,000,000	1,064,780
Greenville, Electric Utility System, RB Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,125,760
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB
4.000%, 06/01/14	500,000	533,845
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,071,400
Houston, Ser A, GO
4.000%, 03/01/18	3,800,000	4,261,548
Hurst, Waterworks and Sewer System, GO Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,048,540
Irving, Hotel Occupancy Project, GO Callable 02/15/19 @ 100
5.000%, 08/15/39	1,000,000	1,083,610
Irving, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100
5.000%, 02/15/28	500,000	536,615
Klein, Independent School District, Schoolhouse Project, GO Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	919,664
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,378,675
Lubbock, GO, NATL-RE Callable 02/15/14 @ 100
5.000%, 02/15/16	1,000,000	1,080,840
Lubbock, Waterworks System Surplus Project, GO, AGM
5.000%, 02/15/13	1,000,000	1,058,150
Mansfield, Waterworks & Sewer System, GO, NATL-RE (B) Pre-Refunded @ 100
4.300%, 02/15/12	125,000	126,450
Mesquite, Independent School District #1, School Building Project, GO Callable 08/15/19 @ 100
4.375%, 08/15/26	560,000	605,394
North Texas, Tollway Authority, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,000,000	1,026,480

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
North Texas, Tollway Authority, Ser C, RB Callable 01/01/19 @ 100
5.250%, 01/01/20	$1,250,000	$1,398,362
Nueces County, GO, AMBAC Callable 02/15/14 @ 100
5.000%, 02/15/15	1,000,000	1,079,430
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD Callable 02/01/18 @ 100
5.000%, 02/01/33	1,000,000	1,067,240
Plano, Refunding & Improvement Project, GO Callable 09/01/15 @ 100
4.100%, 09/01/19	1,000,000	1,061,790
Pleasant Grove, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100
5.250%, 02/15/32	1,000,000	1,082,690
Port Arthur, Independent School District, School Building Project, GO, AGM Callable 02/15/19 @ 100
4.750%, 02/15/39	1,000,000	1,026,560
Red River, Educational Finance Authority, Hockaday School Project, RB Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,060,860
Round Rock, Independent School District, School Building Project, GO Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,080,630
Royal, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	416,768
San Angelo, Independent School District, School Building Project, Ser A, GO, AGM Callable 02/15/19 @ 100
5.250%, 02/15/34	1,000,000	1,100,120
San Antonio, Electric & Gas Revenue, RB Callable 02/01/15 @ 100
5.000%, 02/01/18	1,000,000	1,114,450
San Antonio, Hotel Occupancy Project, Sub-Ser, RB, AGM Callable 08/15/13 @ 100
4.500%, 08/15/24	1,000,000	1,012,940
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM
2.500%, 07/01/16	570,000	580,830
2.000%, 07/01/15	400,000	403,100
San Antonio, Water Revenue, RB Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	544,335
San Antonio, Water Revenue, Ser A, RB
3.000%, 05/15/12	350,000	355,166
2.000%, 05/15/14	1,385,000	1,427,658

Description	Face Amount	Value
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100
5.000%, 02/15/33	$1,000,000	$1,067,030
San Marcos, Tax & Toll Revenue, GO, AGM Callable 08/15/17 @ 100
5.125%, 08/15/28	500,000	544,090
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF- GTD Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,072,720
Spring, Independent School District, GO, PSF-GTD Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,090,770
Texas A&M University, Permanent University Fund, RB Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,020,329
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,118,970
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	634,460
Texas State, College Student Loan, GO Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,200,450
4.625%, 08/01/30	1,200,000	1,264,164
Texas State, Department of Housing & Community Affairs, Ser B, RB, FNMA/GNMA/FHLMC Callable 01/01/21 @ 100
4.050%, 07/01/26	1,000,000	1,002,240
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB Callable 02/15/20 @ 100
6.000%, 02/15/30	750,000	762,142
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,032,757
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,502,942
5.375%, 05/01/20	1,365,000	1,420,187
Texas State, Southmost College District, GO, AMBAC Callable 02/15/15 @ 100
5.000%, 02/15/22	1,000,000	1,064,950
Texas State, Technical College System, Financing System Project, RB, AGM
3.000%, 08/01/13	1,100,000	1,133,297

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Texas State, Transportation Commission Mobility Fund, GO Callable 04/01/18 @ 100
5.000%, 04/01/28	$3,000,000	$3,329,040
Texas State, Water Financial Assistance, Ser B, GO Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,278,657
Tomball, Hospital Authority, RB (D)
5.000%, 07/01/13	730,000	784,903
Tyler, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/27	500,000	544,010
University of North Texas, Financing System Project, RB Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	536,390
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL-RE FHA Callable 08/01/16 @ 100
5.000%, 02/01/18	1,000,000	1,054,260
Waller, Independent School District, School Building Project, GO, PSF-GTD Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,098,270
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM
4.125%, 09/15/13	1,075,000	1,137,576
West Harris County, Regional Water Authority, RB, AMBAC
4.500%, 12/15/13	1,315,000	1,399,423
Wylie, GO Callable 02/15/18 @ 100
5.000%, 02/15/28	1,000,000	1,063,580
Ysleta, Independent School District, School Building Project, GO, PSF-GTD
5.000%, 08/15/14	1,000,000	1,115,660

		91,526,452

Utah — 2.7%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY Callable 12/15/13 @ 100
4.000%, 06/15/16	1,000,000	1,051,450
Salt Lake City, School District, GO, SCH BD GTY Callable 03/01/15 @ 100
4.000%, 03/01/17	1,000,000	1,077,800
Utah State, Building Ownership Authority, RB Callable 05/15/14 @ 100
5.000%, 05/15/18	445,000	477,129
Utah State, Building Ownership Authority, RB (B) Pre-Refunded @ 100
5.000%, 05/15/14	555,000	616,006
Washington County, School District, GO
4.000%, 03/01/14	1,225,000	1,314,033

		4,536,418

Description	Face Amount/ Shares	Value
Vermont — 0.6%
Vermont State, Ser A, GO (B) Pre-Refunded @ 100
4.250%, 08/01/12	$1,000,000	$1,029,580

Virginia — 1.6%
Alexandria, Ser B, GO
4.000%, 06/15/14	1,000,000	1,085,680
Fairfax County, Sewer Authority, RB Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,609,860

		2,695,540

Washington — 1.9%
King County, Renton School District No. 403, GO, AGM Callable 12/01/13 @ 100
4.125%, 12/01/16	1,000,000	1,053,070
King County, Sewer Authority, Ser B, RB, NATL-RE Callable 01/01/14 @ 100
5.000%, 01/01/15	1,090,000	1,181,015
Washington State, Ser R-C, GO, NATL-RE Callable 01/01/14 @ 100
4.500%, 01/01/17	1,000,000	1,064,200

		3,298,285

Wisconsin — 1.9%
Wisconsin State, Ser 2, GO, NATL-RE Callable 05/01/14 @ 100
5.000%, 05/01/17	1,000,000	1,091,560
Wisconsin State, Ser B, GO Callable 05/01/21 @ 100
4.500%, 05/01/31	2,000,000	2,056,040

		3,147,600

Total Municipal Bonds (Cost $158,968,059)		166,779,803

CASH EQUIVALENT* — 0.9%
Invesco STIT-Tax-Free Cash Reserve Portfolio, 0.020% (Cost $1,581,254)	1,581,254	1,581,254

Total Investments — 99.1% (Cost $160,549,313)†		$168,361,057

Percentages are based on Net Assets of $169,833,043.

*	Rate shown is the 7-day effective yield as of October 31, 2011.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect on October 31, 2011.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Security is escrowed to maturity.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation FNMA — Federal National Mortgage Association

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

SCH BD GTY — School Board Guaranty

Ser — Series

TA — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $160,549,313, and the unrealized appreciation and depreciation were $7,989,628 and $(177,884), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$166,779,803	$—	$166,779,803
Cash Equivalent	1,581,254	—	—	1,581,254

Total Investments in Securities	$1,581,254	$166,779,803	$—	$168,361,057

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION
SCHEDULE OF INVESTMENTS	MUNICIPAL BOND FUND
OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 90.4%
Alaska — 1.3%
Juneau, City & Borough, School Project, Ser A, GO, AGM
4.000%, 06/01/12	$1,000,000	$1,021,580

Arkansas — 1.3%
Arkansas State, Federal Highway Project, GO (A) Pre-Refunded @ 100
5.000%, 08/01/12	1,000,000	1,035,150

California — 2.8%
Elsinore Valley, Municipal Water District, Ser A, COP (B)(C) Callable 11/03/11 @ 100
0.140%, 07/01/35	1,000,000	1,000,000
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB, AGM Callable 07/01/13 @ 100
5.000%, 07/01/15	1,000,000	1,065,550
San Francisco, City & County Airports Commission, Ser C, RB
5.000%, 05/01/15	250,000	277,425

		2,342,975

Florida — 2.1%
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC
1.150%, 07/01/12	245,000	245,064
Orlando-Orange County, Expressway Authority, RB, AGM (C) Callable 12/01/11 @ 100
1.000%, 07/01/25	1,500,000	1,500,000

		1,745,064

Georgia — 0.8%
Atlanta, Water and Wastewater System, Ser A, RB
4.000%, 11/01/11	200,000	200,000
Georgia State, Ser D, GO
4.000%, 08/01/12	500,000	514,010

		714,010

Hawaii — 0.4%
Honolulu, City & County Wastewater System, Ser B, RB, NATL-RE
4.000%, 07/01/12	305,000	312,427

Indiana — 0.1%
Mount Vernon of Posey County, RB, AMBAC
4.000%, 01/15/13	100,000	103,850

Iowa — 1.8%
Des Moines, Ser D, GO
3.250%, 06/01/13	500,000	521,985
Dubuque Community, School District, RB
3.000%, 07/01/12	1,000,000	1,008,500

		1,530,485

Description	Face Amount	Value
Louisiana — 2.5%
Louisiana State, Public Facilities Authority, Various Air Products & Chemicals Project, RB (C)
0.089%, 08/01/50	$2,000,000	$2,000,000

Maryland — 0.6%
Frederick County, Public Facilities Authority, GO
3.750%, 06/01/13	500,000	526,155

Michigan — 1.3%
Michigan State, Municipal Bond Authority, Clean Water Revolving Fund, RB
3.000%, 10/01/15	1,000,000	1,068,570

Minnesota — 2.1%
Minneapolis, Guthrie Parking Ramp, GO(C) Callable 01/01/12 @ 100
0.592%, 12/01/28	1,705,000	1,705,000

New Jersey — 3.7%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB
3.800%, 01/15/15	1,000,000	1,063,830
Harrison, TRAN
4.250%, 12/01/11	1,000,000	1,001,070
Paterson, TRAN
2.000%, 06/08/12	1,000,000	1,006,250

		3,071,150

North Carolina — 1.3%
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
3.000%, 01/01/14	1,000,000	1,040,020

Ohio — 1.3%
Ohio State, Highway Capital Improvement Project, Ser H, GO (A) Pre-Refunded @ 101.75
5.000%, 05/01/12	1,000,000	1,041,190

Oklahoma — 1.3%
Tulsa County, Independent School District, GO
3.500%, 06/01/13	1,000,000	1,045,630

Oregon — 0.3%
Oregon State, Department of Administrative Services, Ser B, COP, AGM
4.000%, 11/01/12	250,000	259,075

Pennsylvania — 1.6%
Philadelphia, Water and Wastewater System, Ser A, RB
4.000%, 06/15/12	1,300,000	1,328,626

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION
SCHEDULE OF INVESTMENTS	MUNICIPAL BOND FUND
OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Puerto Rico — 1.0%
Puerto Rico Commonwealth, Government Development, Ser Senior B, RB
5.000%, 12/01/14	$750,000	$794,220

South Carolina — 1.2%
North Charleston, Golf Course Project, RB (C) Callable 12/07/11 @ 100
0.140%, 05/01/24	1,000,000	1,000,000

Texas — 57.9%
Angleton, Independent School District, School Building Project, GO, PSF-GTD
3.750%, 02/15/14	900,000	962,064
Arlington, Independent School District, School Building Project, Ser A, GO, PSF-GTD
5.000%, 02/15/15	500,000	565,130
Arlington, Permanent Improvement Program, GO
3.500%, 08/15/13	500,000	526,960
Austin, Hotel Occupancy Tax, RB, AGM Callable 11/15/13 @ 100
5.000%, 11/15/15	1,000,000	1,068,580
Austin, Public Property Finance, GO
1.000%, 11/01/15	1,000,000	981,630
Austin, Water and Wastewater System, RB, AGM(C) Callable 12/15/11 @ 100
0.320%, 05/15/24	1,000,000	1,000,000
Bexar County, Hospital District, GO
3.625%, 02/15/14	500,000	531,190
Bexar, Metropolitan Water District, RB
3.000%, 05/01/13	1,000,000	1,022,530
Brownsville, Public Improvement & Refunding Project, GO, AGM
4.000%, 02/15/15	500,000	540,225
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
4.000%, 04/01/12	350,000	352,411
Cleburne, GO, AGM
4.000%, 02/15/13	500,000	521,040
Dallas Area, Rapid Transit, Ser A, RB
3.500%, 12/01/15	250,000	271,565
Dallas, Waterworks and Sewer System, RB, FSA Callable 10/01/13 @ 100
5.000%, 10/01/16	1,000,000	1,078,890
Denton, GO, AMBAC
4.500%, 02/15/13	805,000	845,178
Fort Bend County, District No. 11, Levee Improvement Project, GO
3.500%, 03/01/14	500,000	518,355
Franklin, Independent School District, GO, PSF-GTD
2.000%, 02/15/14	2,000,000	2,058,780
Frisco, Independent School District, Ser A, GO
2.500%, 08/15/14	1,000,000	1,043,030

Description	Face Amount	Value
Grand Prairie, Refunding & Improvement Project, GO, XLCA
4.125%, 02/15/12	$250,000	$252,490
Greenville, Electric Utility System, RB
4.000%, 02/15/14	420,000	444,839
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, Ser D, RB
4.000%, 11/15/13	1,000,000	1,012,270
Harris County, Cultural Education Facilities Finance, Methodist Hospital System, RB
4.000%, 06/01/14	500,000	533,845
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
4.000%, 10/01/13	500,000	528,420
4.000%, 10/01/16	1,000,000	1,088,210
Houston, Independent School District, Public Property Finance, GO
3.600%, 07/15/12	250,000	255,890
Humble, Independent School District, School Building Project, GO, PSF-GTD
2.900%, 06/15/15	1,000,000	1,065,850
Katy, Independent School District, School Building Project, Ser C, GO, PSF-GTD
3.300%, 02/15/15	325,000	349,300
La Joya, Independent School District, School Building Project, GO, PSF-GTD
3.250%, 02/15/13	560,000	579,964
La Porte, Independent School District, Schoolhouse Project, GO
3.000%, 02/15/16	500,000	528,220
Lewisville, Water and Sewer, RB
3.000%, 02/15/15	560,000	582,053
Lower Colorado River Authority, RB
3.250%, 05/15/14	500,000	527,815
Lubbock, Wastewater System, GO, AGM
3.250%, 02/15/12	265,000	267,287
Lufkin, Health Facilities Development, Refunding & Improvement Project, Memorial Health System, RB
3.600%, 02/15/12	1,000,000	1,001,790
McKinney, GO
3.500%, 08/15/13	930,000	980,146
McKinney, Independent School District, GO
2.000%, 02/15/13	800,000	815,952
Mission, Consolidated Independent School District, School Building Project, GO, PSF-GTD
3.250%, 02/15/13	1,010,000	1,046,006
North Texas, Tollway Authority, Ser A, RB
3.200%, 01/01/13	1,300,000	1,328,353
North Texas, Tollway Authority, Ser D, RB (B)(C) Callable 11/03/11 @ 100
0.130%, 01/01/49	1,000,000	1,000,000
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 02/01/14	500,000	536,675

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION
SCHEDULE OF INVESTMENTS	MUNICIPAL BOND FUND
OCTOBER 31, 2011 (Unaudited)

Description	Face Amount	Value
Polk County, GO, AGM
4.000%, 08/15/12	$200,000	$204,858
Port of Port Arthur, Navigation District, Ser A, GO
4.000%, 03/01/13	1,000,000	1,038,650
San Angelo, Independent School District, School Building Project, Ser A, GO, AGM
3.000%, 02/15/13	500,000	515,835
San Antonio, Airport System, Refunding & Improvement Project, Ser A, RB, AGM
2.000%, 07/01/14	540,000	547,436
San Antonio, Water System, Ser A, RB
3.000%, 05/15/13	1,000,000	1,038,140
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser C, RB
3.000%, 07/01/12	1,000,000	1,010,410
Tarrant, Regional Water District, Refunding & Improvement Project, RB, AGM Callable 03/01/13 @ 100
5.375%, 03/01/16	1,400,000	1,480,766
Texas A&M University, Financing System, Ser C, RB
3.000%, 05/15/14	625,000	661,681
Texas A&M University, Permanent University Fund, RB
3.000%, 07/01/15	1,510,000	1,614,341
Texas A&M University, Permanent University Fund, RB Callable 07/01/14 @ 100
4.500%, 07/01/20	1,000,000	1,066,330
Texas State, College Student Loan Program, GO
4.000%, 08/01/15	1,000,000	1,109,190
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.250%, 05/01/19	1,300,000	1,360,606
Texas State, Veterans Housing Assistance Program, GO
3.000%, 12/01/12	1,640,000	1,684,903
Texas State, Water Financial Assistance Program, GO
3.000%, 08/01/16	1,885,000	2,030,852
Tomball, Hospital Authority, RB (D)
5.000%, 07/01/13	730,000	784,903
University of Texas, Financing System, Ser B, RB(C) Callable 11/03/11 @ 100
0.040%, 08/01/16	650,000	650,000
Waco, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 08/15/13	500,000	530,845
Williamson County, Pass-Through Toll, GO
3.000%, 02/15/15	1,000,000	1,062,100

		47,004,779

Virginia — 1.4%
Alexandria, Ser A, GO
3.500%, 07/15/13	500,000	526,230

Description	Face Amount/ Shares	Value
Norfolk, Capital Improvement, Ser A, GO
2.500%, 11/01/14	$545,000	$571,367

		1,097,597

Wisconsin — 2.3%
Wisconsin State, Health & Educational Facilities Authority, Marquette University, RB
2.500%, 10/01/12	870,000	881,084
Wisconsin State, Health & Educational Facilities Authority, Marquette University, Ser A, RB
2.000%, 10/01/12	1,000,000	1,008,220

		1,889,304

Total Municipal Bonds
(Cost $72,030,165)		73,676,857

CASH EQUIVALENT* — 9.0%
Invesco STIT-Tax-Free Cash Reserve Portfolio, 0.020% (Cost $7,356,394)	7,356,394	7,356,394

Total Investments — 99.4% (Cost $79,386,559)†		$81,033,251

Percentages are based on Net Assets of $81,543,081.

*	Rate shown is the 7-day effective yield as of October 31, 2011.
(A)	Pre-Refunded Securities - The maturity date shown is the pre- refunded date.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Variable Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2011.
(D)	Security is escrowed to maturity.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

NATL-RE —National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $79,386,559, and the unrealized appreciation and depreciation were $1,700,922 and $(54,230), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION
SCHEDULE OF INVESTMENTS	MUNICIPAL BOND FUND
OCTOBER 31, 2011 (Unaudited)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$73,676,857	$—	$73,676,857
Cash Equivalent	7,356,394	—	—	7,356,394

Total Investments in Securities	$7,356,394	$73,676,857	$—	$81,033,251

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY
SCHEDULE OF INVESTMENTS	AND INCOME FUND
OCTOBER 31, 2011 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 62.0%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,570,151	$2,300,394
2.625%, 07/15/17	552,000	657,441
2.500%, 07/15/16 to 01/15/29	2,751,833	3,404,160
2.375%, 01/15/25	1,569,616	1,967,539
2.125%, 02/15/40 (A)	1,388,786	1,823,432
2.000%, 07/15/14	1,094,885	1,191,886
1.875%, 07/15/13	671,008	707,127
1.750%, 01/15/28 (A)	2,233,050	2,637,963
1.625%, 01/15/15	985,932	1,073,048
1.375%, 07/15/18 to 01/15/20 (A)	3,902,741	4,376,639

Total U.S. Treasury Obligations (Cost $16,633,752)		20,139,629

CASH EQUIVALENTS* — 38.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000%	12,261,598	12,261,598
FFI Select Institutional Fund, 0.157% (B)	38,081	38,081
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	78,129	78,129
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	38,081	38,081

Total Cash Equivalents (Cost $12,415,889)		12,415,889

REPURCHASE AGREEMENTS (B)(C) — 21.4%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,322,922 (collateralized by various corporate obligations, ranging in par value $73,747-$209,443, 1.893%- 6.550%, 01/15/12-12/01/33; with total market value $2,439,056)	2,322,911	2,322,911
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,322,926 (collateralized by various corporate obligations, ranging in par value $381-$846,987, 0.550%- 7.875%, 01/17/12-09/15/37; with total market value $2,439,137)	2,322,910	2,322,910

Description	Face Amount	Value
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,284,838 (collateralized by various corporate obligations, ranging in par value $5,096-$1,746,575, 2.750%- 5.125%, 11/26/12-01/15/21; with total market value $2,399,072)	$2,284,830	$2,284,830

Total Repurchase Agreements (Cost $6,930,651)		6,930,651

Total Investments — 121.7% (Cost $35,980,292) †		$39,486,169

Percentages are based on Net Assets of $32,457,786.

*	Rate shown is the 7-day effective yield as of October 31, 2011.
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $6,958,091.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $7,084,942.
(C)	Repurchase agreements purchased with cash collateral from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.
†	At October 31, 2011, the tax basis cost of the Fund’s investments was $35,980,292, and the unrealized appreciation and depreciation were $3,505,877 and $0, respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$20,139,629	$—	$—	$20,139,629
Cash Equivalents	12,415,889	—	—	12,415,889
Repurchase Agreements	—	6,930,651	—	6,930,651

Total Investments in Securities	$32,555,518	$6,930,651	$—	$39,486,169

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LKCM MULTI-CAP EQUITY FUND OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
COMMON STOCK — 99.3%
Consumer Discretionary — 6.5%
Home Depot	5,000	$179,000
Kohl’s	1,200	63,612
Time Warner	3,000	104,970

		347,582

Consumer Staples — 10.1%
Avon Products	6,000	109,680
CVS Caremark	5,000	181,500
PepsiCo	2,000	125,900
Procter & Gamble	2,000	127,980

		545,060

Energy — 19.9%
Anadarko Petroleum	2,000	157,000
Cabot Oil & Gas	1,500	116,580
Devon Energy	1,000	64,950
Exxon Mobil	1,200	93,708
Peabody Energy	1,500	65,055
Range Resources	1,200	82,608
Schlumberger	1,500	110,205
SM Energy	2,000	165,820
Williams	7,000	210,770

		1,066,696

Financials — 8.5%
American Express	2,500	126,550
JPMorgan Chase	5,500	191,180
MetLife	4,000	140,640

		458,370

Health Care — 15.3%
Allscripts Healthcare Solutions*	5,900	112,985
Celgene*	3,500	226,905
Covidien	2,500	117,600
Dentsply International	4,500	166,320
PerkinElmer	6,000	124,020
Thermo Fisher Scientific*	1,500	75,405

		823,235

Industrials — 6.4%
Danaher (A)	4,000	193,400
Robert Half International	1,000	26,430
Roper Industries	1,500	121,650

		341,480

Information Technology — 19.3%
Apple*	300	121,434
Brocade Communications Systems*	15,000	65,700
International Business Machines	1,000	184,630
Microsoft	6,000	159,780
Nuance Communications*	8,500	225,080
Oracle	5,000	163,850
Western Union	6,500	113,555

		1,034,029

Materials — 5.7%
FMC	2,500	197,225
Monsanto	1,500	109,125

		306,350

Description	Shares/Face Amount	Value
Telecommunication Services — 3.8%
AT&T	7,000	$205,170

Utilities — 3.8%
Duke Energy (A)	10,000	204,200

Total Common Stock (Cost $3,951,053)		5,332,172

CASH EQUIVALENTS** — 1.0%
AIM STIT-Government & Agency Portfolio, 0.020%	46,078	46,078
FFI Select Institutional Fund, 0.157% (B)	1,343	1,343
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	2,757	2,757
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	1,344	1,344

Total Cash Equivalents (Cost $51,522)		51,522

REPURCHASE AGREEMENTS (B)(C) — 4.5%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $81,967 (collateralized by various corporate obligations, ranging in par value $2,602-$7,390, 1.893%-6.550%, 01/15/12-12/01/33; with total market value $86,065)	$81,966	81,966
BNP Paribas 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $81,967 (collateralized by various corporate obligations, ranging in par value $13-$29,887, 0.550%-7.875%, 01/17/12-09/15/37; with total market value $86,068)	81,967	81,967
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $80,623 (collateralized by various corporate obligations, ranging in par value $180-$61,630, 2.750%-5.125%, 11/26/12-01/15/21; with total market value $84,654)	80,623	80,623

Total Repurchase Agreements (Cost $244,556)		244,556

Total Investments — 104.8% (Cost $4,247,131)†		$5,628,250

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Percentages are based on Net Assets of $5,372,130.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $244,360.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $250,000.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.
†	At October 31, 2011, the tax basis cost of the Fund’s investments was $4,247,131, and the unrealized appreciation and depreciation were $1,407,739 and $(26,620), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,332,172	$—	$—	$5,332,172
Cash Equivalents	51,522	—	—	51,522
Repurchase Agreements	—	244,556	—	244,556

Total Investments in Securities	$5,383,694	$244,556	$—	$5,628,250

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
COMMON STOCK — 93.1%
Consumer Discretionary — 18.2%
Crocs*	17,075	$301,715
Dick’s Sporting Goods*	27,450	1,073,020
DSW, Cl A	21,700	1,135,778
Gentex	32,350	974,382
LKQ*	41,525	1,211,700
Polaris Industries	17,450	1,105,283
Tractor Supply	16,225	1,151,001
Ulta Salon Cosmetics & Fragrance*	11,850	797,387
Williams-Sonoma	24,700	927,238

		8,677,504

Energy — 11.2%
Brigham Exploration*	33,875	1,233,558
CARBO Ceramics	6,350	862,647
Core Laboratories (A)	7,925	857,961
Rosetta Resources* (A)	25,200	1,117,368
SM Energy	15,275	1,266,450

		5,337,984

Financials — 13.2%
Affiliated Managers Group*	10,500	972,405
Amtrust Financial Services	36,000	913,680
Cash America International	17,900	980,025
Comerica	30,900	789,495
NASDAQ OMX Group*	35,900	899,295
Prosperity Bancshares	22,425	863,138
Raymond James Financial	29,950	909,582

		6,327,620

Health Care — 10.6%
Allscripts Healthcare Solutions*	41,625	797,119
Catalyst Health Solutions*	16,900	928,993
Endo Pharmaceuticals Holdings*	26,625	860,254
Health Management Associates, Cl A*	49,250	431,430
HMS Holdings* (A)	37,975	928,109
IDEXX Laboratories*	10,450	752,295
PerkinElmer	17,825	368,443

		5,066,643

Industrials — 17.5%
Actuant, Cl A (A)	34,075	766,688
AMETEK	27,800	1,098,656
BE Aerospace*	31,100	1,173,403
Gardner Denver	13,725	1,061,354
Hexcel*	42,985	1,062,159
Kirby*	14,175	872,329
UTi Worldwide	55,350	808,663
Valmont Industries	2,750	235,813
Waste Connections	23,475	799,324
WESCO International* (A)	9,475	459,159

		8,337,548

Information Technology — 16.7%
Anixter International*	7,150	419,633
ANSYS*	15,950	867,042
Brocade Communications Systems*	182,000	797,160
Cirrus Logic* (A)	61,475	1,022,944
F5 Networks*	10,025	1,042,099
National Instruments	30,225	807,310
Nuance Communications* (A)	60,350	1,598,068
Pegasystems (A)	6,475	244,690

Description	Shares/Face Amount	Value
TIBCO Software*	40,025	$1,156,322

		7,955,268

Materials — 5.3%
Carpenter Technology (A)	16,200	918,864
FMC	10,850	855,957
Silgan Holdings	20,325	763,000

		2,537,821

Telecommunication Services — 0.4%
MetroPCS Communications*	24,150	205,275

Total Common Stock (Cost $39,568,288)		44,445,663

CASH EQUIVALENTS** — 6.4%
AIM STIT-Government & Agency Portfolio, 0.020%	2,929,179	2,929,179
FFI Select Institutional Fund, 0.157% (B)	33,788	33,788
Fidelity Institutional Prime Money Market Fund, 0.168% (B)	69,322	69,322
Invesco AIM Liquid Asset Money Fund, 0.127% (B)	33,787	33,787

Total Cash Equivalents (Cost $3,066,076)		3,066,076

REPURCHASE AGREEMENTS (B)(C) — 12.9%
BNP Paribas 0.180%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,061,043 (collateralized by various corporate obligations, ranging in par value $65,433-$185,831, 1.893%- 6.550%, 01/15/12-12/01/33; with total market value $2,164,084)	$2,061,032	2,061,032
HSBC Securities 0.230%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,061,046 (collateralized by various corporate obligations, ranging in par value $338-$751,500, 0.550%- 7.875%, 01/17/12-09/15/37; with total market value $2,164,156)	2,061,033	2,061,033
Mizuho 0.130%, dated 10/31/11, to be repurchased on 11/01/11, repurchase price $2,027,252 (collateralized by various corporate obligations, ranging in par value $4,521-$1,549,672, 2.750%- 5.125%, 11/26/12-01/15/21; with total market value $2,128,607)	2,027,245	2,027,245

Total Repurchase Agreements (Cost $6,149,310)		6,149,310

Total Investments — 112.4% (Cost $48,783,674)†		$53,661,049

THE ADVISORS’ INNER CIRCLE FUND II	FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Percentages are based on Net Assets of $47,755,024.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
(A)	This security or a partial position of this security is on loan at October 31, 2011. The total value of securities on loan at October 31, 2011 was $6,124,118.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2011 was $6,286,207.
(C)	Repurchase agreements purchased with cash collateral held from securities on loan are executed by a joint account for each of the Frost Funds participating in securities lending.

Cl	— Class

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $48,783,674, and the unrealized appreciation and depreciation were $5,482,081 and $(604,706), respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$44,445,663	$—	$—	$44,445,663
Cash Equivalents	3,066,076	—	—	3,066,076
Repurchase Agreements	—	6,149,310	—	6,149,310

Total Investments in Securities	$47,511,739	$6,149,310	$—	$53,661,049

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND II	FROST NATURAL RESOURCES FUND††
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2011 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 89.4%
Energy — 68.5%
Anadarko Petroleum	2,300	$180,550
Apache	2,700	269,001
C&J Energy Services*	3,000	50,580
Cabot Oil & Gas	1,000	77,720
Cameron International*	1,500	73,710
Cenovus Energy	3,000	102,600
Chevron	2,750	288,887
Cloud Peak Energy*	3,250	74,588
Cobalt International Energy*	4,000	41,280
Concho Resources*	1,000	94,720
Ecopetrol ADR	2,450	104,223
Ensco ADR	1,750	86,905
EOG Resources	2,000	178,860
Exxon Mobil	2,300	179,607
Gran Tierra Energy*	10,000	60,800
Halliburton	3,700	138,232
Hess	2,900	181,424
Kosmos Energy*	3,400	52,700
Marathon Petroleum	1,150	41,285
Nabors Industries*	3,200	58,656
National Oilwell Varco	2,000	142,660
Noble Energy	1,700	151,878
Occidental Petroleum	2,800	260,232
Oil States International*	1,500	104,415
Peabody Energy	2,000	86,740
Penn West Petroleum	4,200	75,264
QEP Resources	800	28,440
Schlumberger	3,500	257,145
Seadrill*	4,000	132,520
SM Energy	1,000	82,910
Suncor Energy	6,000	191,460
Tidewater	1,000	49,230
Total ADR	3,000	156,900

		4,056,122

Industrials — 1.2%
Deere	500	37,950
Westport Innovations*	1,200	36,300

		74,250

Information Technology — 0.6%
Elster Group ADR*	2,500	37,225

Materials — 17.0%
Air Products & Chemicals	1,000	86,140
Barrick Gold	3,000	148,500
BHP Billiton ADR	450	35,136
Freeport-McMoRan Copper & Gold	3,200	128,832
Goldcorp	3,250	158,730
Kinross Gold	10,000	143,500
Monsanto	1,700	123,675
Potash Corp. of Saskatchewan	1,100	52,063
Praxair	550	55,919
Yamana Gold	4,800	71,856

		1,004,351

Utilities — 2.1%
American Water Works	2,000	61,060

Description	Shares	Value
Aqua America	2,900	$64,351

		125,411

Total Common Stock (Cost $4,767,227)		5,297,359

EXCHANGE TRADED FUNDS — 3.6%
Alerian MLP ETF	9,700	156,946
Market Vectors Gold Miners ETF	500	29,415
Market Vectors Junior Gold Miners ETF	800	24,904

Total Exchange Traded Funds (Cost $202,144)		211,265

CASH EQUIVALENT **— 9.4%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $555,151)	555,151	555,151

Total Investments — 102.4% (Cost $5,524,522)†		$6,063,775

Percentages are based on Net Assets of $5,923,297.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2011.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR— American Depositary Receipt

ETF — Exchange Traded Fund

MLP— Master Limited Partnership

†	At October 31, 2011, the tax basis cost of the Fund’s investments was $5,524,522, and the unrealized appreciation and depreciation were $551,922 and $(12,669), respectively.
††	Fund commenced operations on September 27, 2011.

As of October 31, 2011, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended October 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual and annual financial statements.

FIA-QH-001-0800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By

/s/ MICHAEL BEATTIE
Michael Beattie
President

Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ MICHAEL BEATTIE
Michael Beattie
President

Date: December 29, 2011

By

/s/ MICHAEL LAWSON
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 29, 2011